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UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08415

Evergreen Fixed Income Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices)           (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:	Registrant is making a quarterly filing for five of its series, Evergreen High Yield Bond Fund, Evergreen Diversified Bond Fund, Evergreen Institutional Mortgage Portfolio, Evergreen Strategic Income Fund and Evergreen U.S. Government Fund, for the quarter ended January 31, 2007. These five series have an April 30 fiscal year end.

Date of reporting period: January 31, 2007

Item 1 – Schedule of Investments
EVERGREEN DIVERSIFIED BOND FUND SCHEDULE OF INVESTMENTS

January 31, 2007 (unaudited)
	Principal Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 1.5%
FIXED-RATE 1.5%
FHLMC, Ser. M009, Class A, 5.40%, 10/15/2021 (cost $ 4,452,258)	$4,447,811	$4,439,538

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 0.2%
FIXED-RATE 0.2%
FNMA:
Ser. 2002-T12, Class A3, 7.50%, 05/25/2042	22,102	22,919
Ser. 2002-T19, Class A3, 7.50%, 07/25/2042	355,053	368,142
Ser. 2003-W4, Class 4A, 7.50%, 10/25/2042	240,366	248,636

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $ 665,178)		639,697

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 0.4%
FIXED-RATE 0.4%
FHLMC:
6.00%, 01/01/2032	7,156	7,210
6.50%, 09/25/2043	138,798	140,754
7.50%, 09/01/2013-08/25/2042	217,566	225,017
9.00%, 12/01/2016	162,637	172,890
9.50%, 12/01/2022	24,471	26,444
FNMA:
9.00%, 02/01/2025-09/01/2030	251,942	271,979
10.00%, 09/01/2010-04/01/2021	113,559	124,622
GNMA:
8.00%, 03/15/2022-08/15/2024	88,647	93,833
8.25%, 05/15/2020	70,314	74,936
8.50%, 09/15/2024-01/15/2027	84,600	91,258
9.00%, 12/15/2019	61,585	66,197
9.50%, 09/15/2019	23,107	25,242
10.00%, 01/15/2019-03/15/2020	42,905	47,519

Total Agency Mortgage-Backed Pass Through Securities (cost $ 1,343,647)		1,367,901

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH SECURITIES 0.2%
FNMA:
Ser. 2003-W1, Class 2A, 7.50%, 12/25/2042	359,101	372,707
Ser. 2003-W2, Class 1A3, 7.50%, 07/25/2042	119,694	125,112

Total Agency Reperforming Mortgage-Backed Pass Through Securities (cost $ 513,699)		497,819

ASSET-BACKED SECURITIES 2.7%
Capmark, Ltd., Ser. 2006-7A, Class B, 5.82%, 08/20/2036 144A	500,000	503,520
Credit Suisse First Boston Mtge. Securities Corp., Ser. 1996-2, Class A-6, 7.18%, 02/25/2018	45,949	45,790
GE Capital Mtge. Svcs., Inc., Ser. 1999-H, Class A-7, 6.27%, 04/25/2029	243,021	243,575
Nautilus RMBS CDO, Ltd., Ser. 2005-1A, Class A3, FRN, 6.86%, 07/07/2040 144A	3,268,457	3,275,256
Oakwood Mtge. Investors, Inc., Ser. 1996-C, Class A5, 7.35%, 04/15/2027	481,033	481,139
Railcar Leasing, LLC, Ser. 1, Class A-2, 7.125%, 01/15/2013 144A	2,299,183	2,384,655
Trapeza CDO, LLC, Ser. 2004-7A, Class B1, FRN, 6.93%, 01/25/2035 144A	1,000,000	1,013,450

Total Asset-Backed Securities (cost $ 8,073,515)		7,947,385

COMMERCIAL MORTGAGE-BACKED SECURITIES 5.8%
FIXED-RATE 5.8%
Banc of America Comml. Mtge., Inc., Ser. 2000-2, Class F, 7.92%, 09/15/2032	3,000,000	3,223,230
Banc of America Mtge. Securities, Inc., Ser. 2003-7, Class B6, 4.75%, 09/25/2018	251,080	137,853
Crown Castle Towers, LLC, Ser. 2006-1A, Class C, 5.47%, 11/15/2036 144A	1,870,000	1,850,346
JPMorgan Chase & Co. Comml. Mtge. Securities Corp., Ser. 2001-CIBC, Class C, 6.63%, 03/15/2033	5,000,000	5,210,211
LB-UBS Comml. Mtge. Trust, Ser. 2001-C2, Class C, 6.98%, 09/15/2034	4,000,000	4,235,227
MASTR Reperforming Loan Trust, Ser. 2006-2, Class B3, 5.89%, 05/25/2036 144A	438,283	411,294
Morgan Stanley Capital I, Inc., Ser. 2001-TOP5, Class G, 6.00%, 10/15/2035 144A	1,042,000	1,065,181
Prima Capital Securitization, Ltd., Ser. 2006, Class D, 6.29%, 12/28/2048	1,085,000	1,082,125

Total Commercial Mortgage-Backed Securities (cost $ 17,839,152)		17,215,467

1

EVERGREEN DIVERSIFIED BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS 69.2%
CONSUMER DISCRETIONARY 7.0%
Automobiles 0.3%
DaimlerChrysler AG, 7.45%, 03/01/2027	$939,000	$1,000,427

Diversified Consumer Services 0.1%
Service Corporation International, 7.00%, 06/15/2017 ρ	300,000	298,500

Hotels, Restaurants & Leisure 2.1%
Darden Restaurants, Inc., 7.125%, 02/01/2016	500,000	528,154
Festival Fun Parks, LLC, 10.875%, 04/15/2014	150,000	153,750
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014	300,000	297,750
Las Vegas Sands Corp., 6.375%, 02/15/2015	300,000	293,250
McDonald’s Corp., 7.31%, 09/15/2027	4,200,000	4,241,210
MGM MIRAGE, 5.875%, 02/27/2014	300,000	279,750
Seneca Gaming Corp., 7.25%, 05/01/2012	200,000	201,500
Town Sports International, Inc., 9.625%, 04/15/2011	160,000	169,200

		6,164,564

Household Durables 0.3%
Centex Corp., 7.875%, 02/01/2011	500,000	538,403
Hovnanian Enterprises, Inc., 6.50%, 01/15/2014	300,000	289,500

		827,903

Media 3.6%
Comcast Corp., 5.90%, 03/15/2016	2,000,000	2,011,184
Cox Communications, Inc., 7.875%, 08/15/2009	2,000,000	2,110,198
CSC Holdings, Inc., 7.625%, 04/01/2011	150,000	155,250
Lamar Media Corp., 6.625%, 08/15/2015	500,000	495,000
LIN TV Corp., 6.50%, 05/15/2013	250,000	242,500
Mediacom Broadband, LLC, 8.50%, 10/15/2015 144A	100,000	101,750
Mediacom Communications Corp., 9.50%, 01/15/2013 ρ	300,000	309,750
MediaNews Group, Inc., 6.375%, 04/01/2014	300,000	262,500
News America Holdings, Inc., 7.70%, 10/30/2025	2,000,000	2,248,734
R.H. Donnelley Corp., 10.875%, 12/15/2012	300,000	327,750
Shaw Communications, Inc., Class B, 7.20%, 12/15/2011	75,000	78,375
Time Warner, Inc., 9.125%, 01/15/2013	2,000,000	2,325,984

		10,668,975

Multi-line Retail 0.0%
Neiman Marcus Group, Inc., 9.00%, 10/15/2015	100,000	110,000

Specialty Retail 0.3%
Central Garden & Pet Co., 9.125%, 02/01/2013	300,000	314,250
Payless ShoeSource, Inc., 8.25%, 08/01/2013	300,000	314,250
United Auto Group, Inc., 9.625%, 03/15/2012	300,000	316,500

		945,000

Textiles, Apparel & Luxury Goods 0.3%
Levi Strauss & Co., 9.75%, 01/15/2015	250,000	271,250
Oxford Industries, Inc., 8.875%, 06/01/2011	250,000	260,000
Warnaco Group, Inc., 8.875%, 06/15/2013	275,000	293,562

		824,812

CONSUMER STAPLES 3.9%
Beverages 0.4%
Anheuser-Busch Companies, Inc., 6.80%, 01/15/2031	500,000	541,419
Panamerican Beverages, Inc., 7.25%, 07/01/2009	500,000	519,100

		1,060,519

Food & Staples Retailing 1.1%
Alimentation Couche-Tard, Inc., 7.50%, 12/15/2013	500,000	511,250
Ingles Markets, Inc., 8.875%, 12/01/2011	300,000	314,625
Rite Aid Corp., 8.125%, 05/01/2010	300,000	308,250

2

EVERGREEN DIVERSIFIED BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER STAPLES continued
Food & Staples Retailing continued
Safeway, Inc., 7.25%, 02/01/2031 ρ	$1,500,000	$1,608,084
SUPERVALU, Inc., 7.50%, 11/15/2014	250,000	261,740
Wal-Mart Stores, Inc., 8.85%, 01/02/2015	300,000	347,519

		3,351,468

Food Products 1.1%
B&G Foods Holdings Corp., 8.00%, 10/01/2011	300,000	304,500
Corn Products International, Inc., 8.45%, 08/15/2009	2,000,000	2,123,736
Dean Foods Co., 6.625%, 05/15/2009	500,000	505,000
Del Monte Foods Co., 6.75%, 02/15/2015	300,000	295,875

		3,229,111

Household Products 1.3%
Church & Dwight Co., Inc., 6.00%, 12/15/2012	300,000	293,250
Procter & Gamble Co., 6.875%, 09/15/2009	3,500,000	3,645,870

		3,939,120

ENERGY 6.2%
Energy Equipment & Services 0.4%
Hornbeck Offshore Services, Inc., Ser. B, 6.125%, 12/01/2014	450,000	428,310
Offshore Logistics, Inc., 6.125%, 06/15/2013	300,000	284,250
PHI, Inc., 7.125%, 04/15/2013	350,000	336,437

		1,048,997

Oil, Gas & Consumable Fuels 5.8%
Anadarko Petroleum Corp., 5.95%, 09/15/2016	2,000,000	1,986,156
Chesapeake Energy Corp., 6.875%, 01/15/2016	300,000	298,500
El Paso Production Holdings Co., 7.75%, 06/01/2013	300,000	312,000
Exco Resources, Inc., 7.25%, 01/15/2011	300,000	306,000
Ferrellgas Partners, LP, 6.75%, 05/01/2014	160,000	154,800
Forest Oil Corp., 7.75%, 05/01/2014	175,000	177,625
Kinder Morgan Energy Partners, LP, 5.125%, 11/15/2014	2,500,000	2,394,575
New Grade Energy, Inc., 10.05%, 08/31/2007 +	1,460,109	1,480,550
Occidental Petroleum Corp., 8.45%, 02/15/2029	2,150,000	2,835,553
Pacific Energy, 6.25%, 09/15/2015	3,650,000	3,658,118
Peabody Energy Corp., 6.875%, 03/15/2013	300,000	303,000
Pennzoil Co., 10.125%, 11/15/2009	1,500,000	1,662,016
Sabine Pass LNG, LP, 7.25%, 11/30/2013 144A	200,000	196,750
Sunoco, Inc., 9.00%, 11/01/2024	500,000	654,124
Targa Resources, Inc., 8.50%, 11/01/2013 144A	100,000	100,750
Tesoro Corp., Ser. B, 6.625%, 11/01/2015	300,000	302,625
Williams Cos., 7.125%, 09/01/2011	300,000	312,750
Williams Partners, LP, 7.25%, 02/01/2017 144A	275,000	283,938

		17,419,830

FINANCIALS 31.5%
Capital Markets 4.4%
Allied Capital Corp., 6.15%, 10/13/2010 ☐ +	4,000,000	3,998,800
American Capital Strategies, Ltd., Ser. A, 5.92%, 09/01/2009 ☐ +	3,500,000	3,468,850
Goldman Sachs Group, Inc., 5.35%, 01/15/2016 ρ	2,000,000	1,959,118
Mellon Capital II, Ser. B, 8.00%, 01/15/2027	3,500,000	3,643,199

		13,069,967

Commercial Banks 6.2%
BankAmerica Capital II, 8.00%, 12/15/2026	1,000,000	1,040,010
Citicorp Lease Trust, 8.04%, 12/15/2019 144A	3,500,000	4,081,987
FBOP Corp., 10.00%, 01/15/2009 144A	4,000,000	4,235,000
First Empire Capital Trust I, 8.23%, 02/01/2027	4,300,000	4,483,515

3

EVERGREEN DIVERSIFIED BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Commercial Banks continued
First Tennessee Capital II, Ser. B, 6.30%, 04/15/2034	$500,000	$475,061
Investors Capital Trust I, Ser. B, 9.77%, 02/01/2027	885,000	945,094
TD Banknorth, Inc., 7.625%, 06/15/2011	1,000,000	1,082,723
Zions Bancorp, 6.00%, 09/15/2015	2,000,000	2,024,098

		18,367,488

Consumer Finance 8.4%
Capital One Financial Corp.:
6.25%, 11/15/2013	500,000	519,728
7.69%, 08/15/2036	2,000,000	2,257,918
Duke Capital, LLC, 6.25%, 02/15/2013	2,000,000	2,034,052
Ford Motor Credit Co., 7.375%, 10/28/2009 ρ	2,000,000	2,013,900
General Motors Acceptance Corp., 6.875%, 09/15/2011	300,000	304,758
HSBC American Capital Trust I, 7.81%, 12/15/2026 144A	2,000,000	2,078,080
HSBC Finance Corp., 7.00%, 05/15/2012	2,500,000	2,683,220
International Lease Finance Corp., 5.00%, 04/15/2010 ρ	3,000,000	2,966,979
MBNA Corp., Ser. A, 8.28%, 12/01/2026	1,750,000	1,822,433
Ohio National Financial Services, Inc., 6.35%, 04/01/2013 144A	5,000,000	5,135,020
Qwest Capital Funding, Inc., 6.50%, 11/15/2018	300,000	283,500
Sprint Capital Corp., 8.75%, 03/15/2032 ρ	2,500,000	2,976,552

		25,076,140

Diversified Financial Services 4.6%
Arch Western Finance, LLC, 6.75%, 07/01/2013	250,000	248,125
ERAC USA Finance Co., 8.00%, 01/15/2011 144A	2,165,000	2,349,261
JPMorgan Chase & Co., Ser. V, 6.45%, 02/02/2037	2,000,000	2,012,720
National Rural Utilities Cooperative Finance Corp., 7.25%, 03/01/2012	500,000	541,850
Pemex Project Funding Master Trust, 9.25%, 03/30/2018	600,000	744,000
Prudential Holdings, LLC, Ser. C, 8.70%, 12/18/2023 144A	3,000,000	3,728,763
Zurich Regcaps Funding Trust V, 8.38%, 06/01/2037 144A	4,000,000	4,186,384

		13,811,103

Insurance 3.5%
Crum & Forster Holdings Corp., 10.375%, 06/15/2013	300,000	325,500
Nationwide Financial Services, Inc., 8.00%, 03/01/2027	500,000	519,355
North Front Passthru Trust, 5.81%, 12/15/2024 144A	4,500,000	4,405,630
RenaissanceRe Holdings, Ltd., 8.54%, 03/01/2027	3,100,000	3,232,482
Transatlantic Holdings, Inc., 5.75%, 12/14/2015	2,000,000	1,980,040

		10,463,007

Real Estate Investment Trusts 3.9%
Camden Property Trust, 5.00%, 06/15/2015	3,500,000	3,352,104
Colonial Realty, Ltd., 6.25%, 06/15/2014	500,000	512,997
Health Care Property Investors, Inc., 6.00%, 03/01/2015	4,000,000	3,957,500
HRPT Properties Trust, 6.40%, 02/15/2015	500,000	516,466
iStar Financial, Inc., 5.70%, 03/01/2014	2,500,000	2,464,695
Thornburg Mortgage, Inc., 8.00%, 05/15/2013	605,000	605,000
Ventas, Inc., 7.125%, 06/01/2015	250,000	259,375

		11,668,137

Thrifts & Mortgage Finance 0.5%
Dime Capital Trust I, 9.33%, 05/06/2027	500,000	527,213
Washington Mutual Capital I, 8.375%, 06/01/2027	850,000	890,140

		1,417,353

4

EVERGREEN DIVERSIFIED BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
HEALTH CARE 4.5%
Health Care Providers & Services 2.9%
CIGNA Corp., 8.30%, 01/15/2033	$500,000	$598,180
HCA, Inc., 9.25%, 11/15/2016 144A	305,000	324,825
Laboratory Corporation of America Holdings, 5.625%, 12/15/2015	2,000,000	1,954,896
Omnicare, Inc., 6.125%, 06/01/2013	125,000	120,000
Triad Hospitals, Inc., 7.00%, 11/15/2013 ρ	450,000	462,375
UnitedHealth Group, Inc., 5.25%, 03/15/2011 ρ	2,000,000	1,992,222
Universal Health Services, Inc., 7.125%, 06/30/2016	3,000,000	3,124,761

		8,577,259

Pharmaceuticals 1.6%
Abbott Laboratories, 5.60%, 05/15/2011 ρ	3,000,000	3,035,490
Teva Pharmaceutical, LLC, 5.55%, 02/01/2016	2,000,000	1,947,748

		4,983,238

INDUSTRIALS 2.7%
Aerospace & Defense 0.3%
Bombardier, Inc., 8.00%, 11/15/2014 144A	250,000	259,375
Lockheed Martin Corp., 8.20%, 12/01/2009	500,000	534,854

		794,229

Air Freight & Logistics 0.7%
FedEx Corp., 9.65%, 06/15/2012 ρ	1,800,000	2,128,127

Airlines 0.5%
Continental Airlines, Inc., Ser. 2000-2, Class A1, 7.71%, 04/02/2021 ρ	745,675	815,116
Northwest Airlines Corp., 6.84%, 10/01/2012 8	850,000	849,469

		1,664,585

Commercial Services & Supplies 0.4%
Adesa, Inc., 7.625%, 06/15/2012	200,000	207,000
Corrections Corporation of America, 6.25%, 03/15/2013	300,000	297,000
Geo Group, Inc., 8.25%, 07/15/2013	450,000	468,000
Mobile Mini, Inc., 9.50%, 07/01/2013	162,000	173,948

		1,145,948

Machinery 0.4%
Case New Holland, Inc., 9.25%, 08/01/2011	300,000	319,500
Manitowoc Co., 7.125%, 11/01/2013	200,000	201,500
Terex Corp., 7.375%, 01/15/2014 ρ	100,000	102,500
Toro Co., 7.80%, 06/15/2027	500,000	528,689

		1,152,189

Road & Rail 0.3%
Avis Budget Car Rental, LLC, 7.625%, 05/15/2014 144A	300,000	299,250
Union Pacific Corp., 6.625%, 02/01/2029	500,000	535,658

		834,908

Trading Companies & Distributors 0.1%
United Rentals, Inc., 6.50%, 02/15/2012	300,000	297,000

INFORMATION TECHNOLOGY 0.3%
IT Services 0.2%
Iron Mountain, Inc., 8.625%, 04/01/2013	200,000	206,500
SunGard Data Systems, Inc., 4.875%, 01/15/2014	250,000	223,750
Unisys Corp., 8.00%, 10/15/2012	300,000	302,250

		732,500

Semiconductors & Semiconductor Equipment 0.1%
Freescale Semiconductor, 8.875%, 12/15/2014 144A	285,000	285,000

5

EVERGREEN DIVERSIFIED BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
MATERIALS 3.6%
Chemicals 2.3%
E.I. DuPont de Nemours & Co., 5.25%, 12/15/2016	$5,000,000	$4,881,340
Equistar Chemicals, LP, 10.625%, 05/01/2011	600,000	639,000
Lyondell Chemical Co., 10.50%, 06/01/2013	300,000	332,625
Scotts Co., 6.625%, 11/15/2013	300,000	315,936
Tronox Worldwide, LLC, 9.50%, 12/01/2012	300,000	319,500
Westlake Chemical Corp., 6.625%, 01/15/2016	300,000	295,500

		6,783,901

Containers & Packaging 0.2%
Crown Americas, Inc., 7.75%, 11/15/2015	300,000	312,000
Sealed Air Corp., 6.875%, 07/15/2033 144A	500,000	498,160

		810,160

Paper & Forest Products 1.1%
Boise Cascade, LLC, 7.125%, 10/15/2014	300,000	294,000
Bowater, Inc., 6.50%, 06/15/2013 ρ	150,000	141,000
Buckeye Technologies, Inc., 8.50%, 10/01/2013	450,000	481,500
Plum Creek Timber Co., Inc., 5.875%, 11/15/2015	1,500,000	1,473,667
Verso Paper Holdings, LLC:
9.125%, 08/01/2014 144A	175,000	184,625
11.375%, 08/01/2016 144A	100,000	106,500
Weyerhaeuser Co., 7.95%, 03/15/2025	547,000	602,434

		3,283,726

TELECOMMUNICATION SERVICES 3.7%
Diversified Telecommunication Services 2.3%
AT&T, Inc., 5.30%, 11/15/2010	3,000,000	2,993,355
Citizens Communications Co., 7.875%, 01/15/2027 144A	275,000	279,813
GTE Corp., 7.90%, 02/01/2027	1,000,000	1,039,577
Level 3 Communications, Inc., 6.375%, 10/15/2015	300,000	292,125
Qwest Communications International, Inc., 7.875%, 09/01/2011	300,000	320,250
Verizon Communications, Inc., 6.125%, 01/15/2013	2,000,000	2,032,306

		6,957,426

Wireless Telecommunication Services 1.4%
AT&T Wireless, 8.125%, 05/01/2012	800,000	896,559
Nextel Partners, Inc., 8.125%, 07/01/2011	3,000,000	3,124,422

		4,020,981

UTILITIES 5.8%
Electric Utilities 2.2%
Edison International, 7.73%, 06/15/2009	300,000	310,500
El Paso Electric Co., 7.80%, 08/01/2031	175,000	187,687
NRG Energy, Inc., 7.25%, 02/01/2014	300,000	301,500
PPL Electric Utilities Corp., 4.30%, 06/01/2013	535,000	498,927
Progress Energy, Inc., 6.85%, 04/15/2012	3,000,000	3,174,558
Reliant Energy, Inc., 6.75%, 12/15/2014	300,000	297,000
Southern Co., 4.875%, 07/15/2015	2,000,000	1,897,102

		6,667,274

Independent Power Producers & Energy Traders 0.3%
AES Corp., 7.75%, 03/01/2014	300,000	317,250
Dynegy, Inc., 8.375%, 05/01/2016	300,000	318,750
Tenaska, Inc., 7.00%, 06/30/2021 144A	288,356	290,273

		926,273

6

EVERGREEN DIVERSIFIED BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
UTILITIES continued
Multi-Utilities 3.3%
CMS Energy Corp., 7.50%, 01/15/2009	$300,000	$309,000
Dominion Resources Capital Trust I, 7.83%, 12/01/2027	500,000	519,860
Dominion Resources, Inc., 5.95%, 06/15/2035	3,000,000	2,955,294
MidAmerican Energy Holdings Co., 8.48%, 09/15/2028	3,000,000	3,786,969
NiSource, Inc., 7.875%, 11/15/2010	2,000,000	2,155,478

		9,726,601

Total Corporate Bonds (cost $ 207,414,891)		206,533,746

FOREIGN BONDS-GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 0.5%
Mexico, 8.00%, 12/07/2023 MXN (cost $ 1,527,776)	16,500,000	1,496,155

MUNICIPAL OBLIGATIONS 0.2%
HOUSING 0.2%
Virginia HDA RB, Ser. J, 6.75%, 12/01/2021 (cost $ 538,378)	$500,000	526,160

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE OBLIGATIONS 0.1%

Financial Asset Securitization, Inc., Ser. 1997-NAM2, Class B-2, 7.88%, 07/25/2027 (cost $ 470,121)	457,643	456,404

YANKEE OBLIGATIONS – CORPORATE 13.5%
CONSUMER DISCRETIONARY 0.1%
Media 0.1%
National Cable plc, 9.125%, 08/15/2016	107,000	113,687
Rogers Cable plc, Inc., 5.50%, 03/15/2014	300,000	288,387

		402,074

ENERGY 1.3%
Oil, Gas & Consumable Fuels 1.3%
Canadian Natural Resources, Ltd., 6.50%, 02/15/2037 ρ	2,000,000	2,002,574
OAO Gazprom, 6.21%, 11/22/2016 144A	2,000,000	1,978,000

		3,980,574

FINANCIALS 8.6%
Commercial Banks 5.3%
Banco Bradesco SA, 8.75%, 10/24/2013	750,000	860,625
Barclays Bank plc, 8.55%, 09/29/2049 144A	4,000,000	4,462,024
BOI Capital Funding, 5.57%, 02/01/2049 144A	1,000,000	978,701
Royal Bank of Scotland Group plc, 9.12%, 03/31/2049	5,000,000	5,512,990
Standard Chartered plc, FRN, 5.56%, 07/29/2049	5,000,000	4,129,250

		15,943,590

Consumer Finance 0.1%
NXP Funding, LLC, 7.875%, 10/15/2014 144A	200,000	207,500

Diversified Financial Services 1.5%
ING Groep NV, 5.78%, 12/29/2049	1,500,000	1,487,266
Preferred Term Securities, Ltd., FRN:
6.93%, 06/24/2034 144A	2,000,000	2,047,780
6.96%, 12/22/2036 144A	1,000,000	1,002,820

		4,537,866

Insurance 1.0%
Oil Insurance, Ltd., Ser. A, 7.56%, 12/29/2049 144A	3,000,000	3,106,551

Real Estate Investment Trusts 0.7%
Westfield Group Australia, 5.70%, 10/01/2016 144A	2,000,000	2,005,866

7

EVERGREEN DIVERSIFIED BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS – CORPORATE continued
INDUSTRIALS 0.2%
Industrial Conglomerates 0.2%
Tyco International Group SA, 6.375%, 10/15/2011	$500,000	$525,314

MATERIALS 0.9%
Chemicals 0.1%
NOVA Chemicals Corp., 6.50%, 01/15/2012	300,000	285,000

Metals & Mining 0.8%
Alcan, Inc., 6.125%, 12/15/2033	2,000,000	1,956,018
Novelis, Inc., 7.25%, 02/15/2015 ρ	300,000	309,000

		2,265,018

TELECOMMUNICATION SERVICES 2.4%
Diversified Telecommunication Services 2.1%
British Telecommunications plc, 9.125%, 12/15/2030	750,000	1,030,766
France Telecom SA, 8.50%, 03/01/2031 ρ	1,000,000	1,311,525
Telecom Italia Capital Corp., Ser. B, 5.25%, 11/15/2013	500,000	476,138
Telefonos De Mexico SA, 5.50%, 01/27/2015	3,000,000	2,923,899
Telus Corp., 8.00%, 06/01/2011	500,000	544,584

		6,286,912

Wireless Telecommunication Services 0.3%
Vodafone Group plc, 7.75%, 02/15/2010	700,000	743,984

Total Yankee Obligations-Corporate (cost $ 40,715,669)		40,290,249

	Shares	Value

PREFERRED STOCKS 3.5%
FINANCIALS 2.4%
Consumer Finance 1.1%
General Electric Capital Corp., 6.45%	120,000	3,109,200

Real Estate Management & Development 0.3%
USB Realty Corp., Var. Rate Pfd. 144A	1,000,000	1,004,332

Thrifts & Mortgage Finance 1.0%
Fannie Mae, Ser. O, Var. Rate Pfd.	55,000	2,949,375

TELECOMMUNICATION SERVICES 1.1%
Diversified Telecommunication Services 1.1%
Centaur Funding Corp., 9.08%	2,880	3,348,900

Total Preferred Stocks (cost $ 10,904,811)		10,411,807

COMMON STOCKS 0.0%
UTILITIES 0.0%
Independent Power Producers & Energy Traders 0.0%
Dynegy, Inc., Class A (cost $ 0)	11	78

	Principal Amount	Value

SHORT-TERM INVESTMENTS 4.9%
U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bills:
4.99%, 03/15/2007 † ƒ	$100,000	99,431
5.04%, 06/14/2007 † ƒ	75,000	73,648

		173,079

REPURCHASE AGREEMENT ^ 3.7%
Bank of America Corp., 5.27%, dated 01/31/07, maturing 02/01/07, maturity value is $10,985,023 ρρ	10,983,415	10,983,415

8

EVERGREEN DIVERSIFIED BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)
	Shares	Value

SHORT-TERM INVESTMENTS continued
MUTUAL FUND SHARES 1.1%
Evergreen Institutional Money Market Fund, Class I, 5.21% q ø	3,390,733	$3,390,733

Total Short-Term Investments (cost $ 14,547,227)		14,547,227

Total Investments (cost $ 309,006,322) 102.7%		306,369,633
Other Assets and Liabilities (2.7%)		(8,036,690)

Net Assets 100.0%		$298,332,943

144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

ρ	All or a portion of this security is on loan.
+	Security is deemed illiquid and is valued using market quotations when readily available.
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
†	Rate shown represents the yield to maturity at date of purchase.
ƒ	All or a portion of this security was pledged to cover initial margin requirements for open futures contracts.
^	Collateralized by U.S. Government Agency Obligations at period end.
ρρ	Represents investment of cash collateral received from securities on loan.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

CDO	Collateralized Debt Obligation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
HDA	Housing Development Authority
MASTR	Mortgage Asset Securitization Transactions, Inc.
MXN	Mexican Peso
RB	Revenue Bond

At January 31, 2007, the Fund had open long futures contracts outstanding as follows:

Expiration	Contracts	Initial Contract Amount	Value at January 31, 2007	Unrealized Loss
March 2007	50 10-Year U.S. Treasury Notes Futures	$5,431,500	$5,337,500	$94,000
March 2007	65 20-Year U.S. Treasury Bonds Futures	7,374,778	7,158,125	216,653

At January 31, 2007, the Fund had the following open credit default swap contracts outstanding:

Expiration	Counterparty	Reference Debt Obligation	Notional Amount	Fixed Payments Made by the Fund	Frequency of Payments Made	Unrealized Gain (Loss)
3/20/2012	Morgan Stanley	XL Capital, Ltd.	$3,500,000	0.23%	Quarterly	$6,344
		5.25%,
		9/15/14
3/20/2012	Morgan Stanley	FPL Group,	3,500,000	0.15%	Quarterly	3,181
		Capital, Inc.
		7.375%,
		6/1/09

Expiration	Counterparty	Reference Debt Obligation	Notional Amount	Fixed Payments Received by the Fund	Frequency of Payments Received	Unrealized Loss
12/20/2011	Morgan Stanley	CDX North	$7,000,000	0.40%	Quarterly	$44,921
		America
		Investment
		Grade Index

On January 31, 2007, the aggregate cost of securities for federal income tax purposes was $309,006,322. The gross unrealized appreciation and depreciation on securities based on tax cost was $4,149,276 and $6,785,965, respectively, with a net unrealized depreciation of $2,636,689.

9

EVERGREEN HIGH YIELD BOND FUND SCHEDULE OF INVESTMENTS

January 31, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS 85.7%
CONSUMER DISCRETIONARY 23.6%
Auto Components 2.3%
Accuride Corp., 8.50%, 02/01/2015 ρ	$4,750,000	$4,655,000
American Axle & Manufacturing Holdings, Inc., 5.25%, 02/11/2014 ρ	10,000,000	8,625,000
ArvinMeritor, Inc., 6.80%, 02/15/2009	543,000	538,927
Goodyear Tire & Rubber Co., 9.00%, 07/01/2015 ρ	2,000,000	2,165,000

		15,983,927

Automobiles 0.9%
Ford Motor Co.:
5.80%, 01/12/2009	1,225,000	1,202,769
7.45%, 07/16/2031 ρ	3,000,000	2,448,750
General Motors Corp., 8.375%, 07/15/2033 ρ	3,000,000	2,838,750

		6,490,269

Diversified Consumer Services 1.6%
Education Management, LLC, 8.75%, 06/01/2014 ρ	2,100,000	2,215,500
Service Corporation International, 7.00%, 06/15/2017	9,000,000	8,955,000

		11,170,500

Hotels, Restaurants & Leisure 4.5%
Festival Fun Parks, LLC, 10.875%, 04/15/2014	3,750,000	3,843,750
Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/2010	7,000,000	7,665,000
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014	5,500,000	5,458,750
Las Vegas Sands Corp., 6.375%, 02/15/2015	4,070,000	3,978,425
Mandalay Resort Group, Ser. B, 10.25%, 08/01/2007	6,000,000	6,142,500
Pokagon Gaming Authority, 10.375%, 06/15/2014 144A	3,800,000	4,189,500

		31,277,925

Household Durables 1.2%
Jarden Corp., 9.75%, 05/01/2012	3,570,000	3,797,588
Libbey, Inc., FRN, 12.35%, 06/01/2011	4,000,000	4,340,000

		8,137,588

Media 7.2%
Cablevision Systems Corp., Ser. B, 8.00%, 04/15/2012	5,265,000	5,337,394
CCH I, LLC:
11.00%, 10/01/2015	4,700,000	4,876,250
11.00%, 10/01/2015 ρ	1,100,000	1,138,500
13.50%, 01/15/2014 ρ	1,000,000	995,000
Cinemark USA, Inc., 9.00%, 02/01/2013	2,440,000	2,604,700
Dex Media East, LLC, 9.875%, 11/15/2009	6,000,000	6,315,000
Lamar Media Corp., 6.625%, 08/15/2015	8,675,000	8,588,250
Mediacom Broadband, LLC, 8.50%, 10/15/2015 144A	3,000,000	3,052,500
Mediacom Communications Corp., 9.50%, 01/15/2013 ρ	11,250,000	11,615,625
Paxson Communications Corp., FRN, 11.61%, 01/15/2013 144A	5,500,000	5,747,500

		50,270,719

Multi-line Retail 0.5%
Neiman Marcus Group, Inc., 9.00%, 10/15/2015	3,500,000	3,850,000

Specialty Retail 3.4%
Baker & Taylor, Inc., 11.50%, 07/01/2013	4,500,000	4,680,000
Linens ‘n Things, Inc., FRN, 10.99%, 01/15/2014 ρ	4,000,000	3,900,000
Michaels Stores, Inc., 10.00%, 11/01/2014	2,500,000	2,681,250
Payless ShoeSource, Inc., 8.25%, 08/01/2013	6,500,000	6,808,750
Sally Beauty Holdings, Inc., 9.25%, 11/15/2014 144A	1,800,000	1,856,250
United Auto Group, Inc., 9.625%, 03/15/2012	3,650,000	3,850,750

		23,777,000

1

EVERGREEN HIGH YIELD BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Textiles, Apparel & Luxury Goods 2.0%
Levi Strauss & Co., 9.75%, 01/15/2015	$3,650,000	$3,960,250
Oxford Industries, Inc., 8.875%, 06/01/2011	4,000,000	4,160,000
Unifi, Inc., 11.50%, 05/15/2014 ρ	2,773,000	2,648,215
Warnaco Group, Inc., 8.875%, 06/15/2013	3,000,000	3,202,500

		13,970,965

ENERGY 14.0%
Energy Equipment & Services 3.2%
Dresser-Rand Group, Inc., 7.375%, 11/01/2014	4,154,000	4,185,155
GulfMark Offshore, Inc., 7.75%, 07/15/2014	3,025,000	3,070,375
Hornbeck Offshore Services, Inc., Ser. B, 6.125%, 12/01/2014	5,575,000	5,306,285
Parker Drilling Co., 9.625%, 10/01/2013	2,830,000	3,102,387
PHI, Inc., 7.125%, 04/15/2013	7,000,000	6,728,750

		22,392,952

Oil, Gas & Consumable Fuels 10.8%
ANR Pipeline Co., 8.875%, 03/15/2010	1,650,000	1,735,972
Chesapeake Energy Corp., 6.875%, 01/15/2016	5,245,000	5,218,775
Clayton Williams Energy, Inc., 7.75%, 08/01/2013	2,800,000	2,618,000
El Paso Corp.:
7.75%, 06/01/2013	7,755,000	8,065,200
7.875%, 06/15/2012 ρ	10,000,000	10,625,000
Encore Acquisition Co., 6.25%, 04/15/2014	9,250,000	8,625,625
Exco Resources, Inc., 7.25%, 01/15/2011	8,650,000	8,823,000
Overseas Shipholding Group, Inc., 8.25%, 03/15/2013	4,400,000	4,642,000
Peabody Energy Corp.:
5.875%, 04/15/2016	4,275,000	4,082,625
6.875%, 03/15/2013	2,380,000	2,403,800
Regency Energy Partners, LP, 8.375%, 12/15/2013 144A ρ	1,500,000	1,511,250
Sabine Pass LNG, LP, 7.25%, 11/30/2013 144A	4,525,000	4,451,469
Targa Resources, Inc., 8.50%, 11/01/2013 144A	4,500,000	4,533,750
Williams Cos., 8.125%, 03/15/2012	7,250,000	7,839,062

		75,175,528

FINANCIALS 8.7%
Consumer Finance 6.0%
CCH II Capital Corp., 10.25%, 09/15/2010	8,250,000	8,610,937
Ford Motor Credit Co., 5.70%, 01/15/2010	3,350,000	3,224,174
General Motors Acceptance Corp., 6.875%, 08/28/2012	11,275,000	11,471,794
Hexion U.S. Finance Corp., 9.75%, 11/15/2014 144A	3,500,000	3,675,000
Qwest Capital Funding, Inc., 6.50%, 11/15/2018	10,500,000	9,922,500
Terra Capital, Inc., 11.50%, 06/01/2010	4,750,000	5,130,000

		42,034,405

Real Estate Investment Trusts 2.7%
Host Marriott Corp., Ser. J, 7.125%, 11/01/2013	4,000,000	4,080,000
Omega Healthcare Investors, Inc.:
7.00%, 04/01/2014	4,450,000	4,472,250
7.00%, 01/15/2016	3,850,000	3,869,250
Thornburg Mortgage, Inc., 8.00%, 05/15/2013	6,325,000	6,325,000

		18,746,500

2

EVERGREEN HIGH YIELD BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
HEALTH CARE 1.7%
Health Care Providers & Services 1.7%
HCA, Inc.:
6.375%, 01/15/2015	$1,900,000	$1,619,750
9.25%, 11/15/2016 144A	7,350,000	7,827,750
HealthSouth Corp., 10.75%, 06/15/2016 144A ρ	2,000,000	2,207,500

		11,655,000

INDUSTRIALS 7.6%
Aerospace & Defense 0.7%
DRS Technologies, Inc., 7.625%, 02/01/2018	5,000,000	5,112,500

Commercial Services & Supplies 0.9%
ARAMARK Corp., 8.50%, 02/01/2015 144A	2,400,000	2,469,000
West Corp., 11.00%, 10/15/2016	3,750,000	3,900,000

		6,369,000

Machinery 2.1%
Case New Holland, Inc., 9.25%, 08/01/2011	2,650,000	2,822,250
Commercial Vehicle Group, Inc., 8.00%, 07/01/2013	5,120,000	5,056,000
RBS Global, Inc.:
9.50%, 08/01/2014 144A	4,750,000	4,940,000
11.75%, 08/01/2016 144A	1,900,000	2,018,750

		14,837,000

Marine 0.7%
Horizon Lines, LLC, Sr. Disc. Note, Step Bond, 11.00%, 04/01/2013 †	5,303,000	4,825,730

Road & Rail 1.4%
Avis Rent-A-Car, Inc., 7.75%, 05/15/2016	9,500,000	9,452,500

Trading Companies & Distributors 1.8%
Ashtead Capital, Inc., 9.00%, 08/15/2016 144A	4,500,000	4,837,500
Rental Service Corp., 9.50%, 12/01/2014 144A	3,170,000	3,328,500
United Rentals, Inc., 7.00%, 02/15/2014	4,500,000	4,443,750

		12,609,750

INFORMATION TECHNOLOGY 3.5%
Electronic Equipment & Instruments 0.4%
CompuCom Systems, Inc., 12.00%, 11/01/2014	2,500,000	2,600,000

IT Services 1.5%
ipayment, Inc., 9.75%, 05/15/2014	2,850,000	2,949,750
SunGard Data Systems, Inc., 9.125%, 08/15/2013	7,400,000	7,825,500

		10,775,250

Semiconductors & Semiconductor Equipment 0.3%
Spansion, LLC, 11.25%, 01/15/2016 144A ρ	1,850,000	1,956,375

Software 1.3%
Activant Solutions, Inc., 9.50%, 05/01/2016	3,800,000	3,705,000
UGS Capital Corp. II, FRN, 10.35%, 06/01/2011	4,989,685	5,114,427

		8,819,427

MATERIALS 10.4%
Chemicals 3.9%
Huntsman International, LLC:
7.375%, 01/01/2015 144A ρ	4,000,000	4,100,000
11.50%, 07/15/2012	6,105,000	6,959,700
Lyondell Chemical Co., 10.50%, 06/01/2013	8,850,000	9,812,438
Tronox Worldwide, LLC, 9.50%, 12/01/2012	6,150,000	6,549,750

		27,421,888

3

EVERGREEN HIGH YIELD BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Containers & Packaging 3.4%
Berry Plastics Corp., 8.875%, 09/15/2014	$4,000,000	$4,150,000
Crown Americas, Inc., 7.75%, 11/15/2015	8,000,000	8,320,000
Owens-Brockway Glass Containers, Inc., 6.75%, 12/01/2014	6,500,000	6,435,000
Smurfit-Stone Container Corp., 8.375%, 07/01/2012 ρ	4,500,000	4,545,000

		23,450,000

Metals & Mining 1.6%
Aleris International, Inc., 9.00%, 12/15/2014 144A ρ	1,400,000	1,459,500
Freeport-McMoRan Copper & Gold, Inc., 6.875%, 02/01/2014	7,050,000	7,279,125
Momentive Performance, 9.75%, 12/01/2014 144A ρ	2,500,000	2,575,000

		11,313,625

Paper & Forest Products 1.5%
Bowater, Inc., 6.50%, 06/15/2013 ρ	3,000,000	2,820,000
Verso Paper Holdings, LLC:
9.125%, 08/01/2014	2,250,000	2,373,750
11.375%, 08/01/2016	5,250,000	5,591,250

		10,785,000

TELECOMMUNICATION SERVICES 7.1%
Diversified Telecommunication Services 2.7%
Consolidated Communications, Inc., 9.75%, 04/01/2012	4,579,000	4,888,083
Level 3 Communications, Inc., 6.375%, 10/15/2015	8,625,000	8,398,594
Qwest Communications International, Inc., 7.875%, 09/01/2011	5,425,000	5,791,187

		19,077,864

Wireless Telecommunication Services 4.4%
Centennial Communications Corp.:
8.125%, 02/01/2014	4,750,000	4,910,312
10.00%, 01/01/2013	4,800,000	5,172,000
Cricket Communications, Inc., 9.375%, 11/01/2014 144A ρ	3,500,000	3,692,500
Dobson Communications Corp., 8.875%, 10/01/2013 ρ	3,850,000	3,994,375
Horizon PCS, Inc., 11.375%, 07/15/2012	3,655,000	4,075,325
Metro PCS Wireless, Inc., 9.25%, 11/01/2014 144A	3,200,000	3,344,000
Rural Cellular Corp.:
8.25%, 03/15/2012	1,170,000	1,225,575
9.75%, 01/15/2010 ρ	3,750,000	3,871,875

		30,285,962

UTILITIES 9.1%
Electric Utilities 4.4%
Mirant North America, LLC, 7.375%, 12/31/2013	6,575,000	6,739,375
NRG Energy, Inc., 7.375%, 02/01/2016	13,675,000	13,726,281
Reliant Energy, Inc., 6.75%, 12/15/2014	10,250,000	10,147,500

		30,613,156

Gas Utilities 1.2%
SEMCO Energy, Inc.:
7.125%, 05/15/2008 ρ	3,500,000	3,525,484
7.75%, 05/15/2013	4,500,000	4,594,279

		8,119,763

Independent Power Producers & Energy Traders 3.5%
AES Corp., 7.75%, 03/01/2014 ρ	8,460,000	8,946,450
Dynegy, Inc., 8.375%, 05/01/2016	7,250,000	7,703,125
Orion Power Holdings, Inc., 12.00%, 05/01/2010	5,100,000	5,877,750
Tenaska, Inc., 7.00%, 06/30/2021	2,066,549	2,080,288

		24,607,613

Total Corporate Bonds (cost $583,757,352)		597,965,681

4

EVERGREEN HIGH YIELD BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS – CORPORATE 8.1%
CONSUMER DISCRETIONARY 1.4%
Media 1.4%
IMAX Corp., 9.625%, 12/01/2010 ρ	$3,024,000	$2,782,080
National Cable plc, 9.125%, 08/15/2016	3,800,000	4,037,500
Quebecor World, Inc., 9.75%, 01/15/2015 144A	2,665,000	2,794,919

		9,614,499

ENERGY 0.4%
Oil, Gas & Consumable Fuels 0.4%
OPTI Canada, Inc., 8.25%, 12/15/2014 144A	2,400,000	2,520,000

FINANCIALS 1.5%
Consumer Finance 0.8%
NXP Funding, LLC, 7.875%, 10/15/2014 144A	5,500,000	5,706,250

Diversified Financial Services 0.7%
Ship Finance International, Ltd., 8.50%, 12/15/2013	4,915,000	4,976,438

MATERIALS 2.1%
Chemicals 0.7%
Ineos Group Holdings plc, 8.50%, 02/15/2016 144A ρ	5,000,000	4,812,500

Metals & Mining 0.8%
Novelis, Inc., FRN, 7.25%, 02/15/2015 ρ	5,940,000	6,118,200

Paper & Forest Products 0.6%
Abitibi-Consolidated, Inc., 8.375%, 04/01/2015 ρ	4,250,000	4,154,375

TELECOMMUNICATION SERVICES 2.7%
Diversified Telecommunication Services 0.7%
Nordic Telecom Holdings Co., 8.875%, 05/01/2016 144A	4,750,000	5,130,000

Wireless Telecommunication Services 2.0%
Intelsat, Ltd.:
9.25%, 06/15/2016 144A	3,500,000	3,858,750
11.25%, 06/15/2016 144A	2,600,000	2,951,000
Rogers Wireless, Inc.:
6.375%, 03/01/2014	2,790,000	2,807,437
9.625%, 05/01/2011	3,475,000	3,944,125

		13,561,312

Total Yankee Obligations-Corporate (cost $54,143,253)		56,593,574

	Shares	Value

COMMON STOCKS 1.1%
CONSUMER DISCRETIONARY 0.3%
Media 0.3%
Charter Communications, Inc., Class A * ρ	425,000	1,487,500
Comcast Corp., Class A * ρ	17,500	775,600

		2,263,100

MATERIALS 0.4%
Chemicals 0.3%
Huntsman Corp. * +	88,065	1,841,439

Containers & Packaging 0.1%
Smurfit-Stone Container Corp. * ρ	65,000	702,000

UTILITIES 0.4%
Electric Utilities 0.4%
Mirant Corp. *	80,000	2,734,400

Total Common Stocks (cost $5,000,605)		7,540,939

5

EVERGREEN HIGH YIELD BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)
	Shares	Value

WARRANTS 0.0%
CONSUMER DISCRETIONARY 0.0%
Media 0.0%
Metricom, Inc., Expiring 02/15/2010 * ☐ + (cost $318,090)	1,500	$0

	Principal Amount	Value

DEBT OBLIGATIONS 1.9%
Blue Grass Energy Corp. Loan, FRN, 10.32%, 12/30/2013	$7,000,000	7,084,350
Commonwealth Brands, Inc. Loan, FRN, 7.69%, 12/01/2035	4,377,241	4,403,330
HealthSouth Corp. Loan, 8.62%, 01/16/2011	1,990,000	2,006,716

Total Debt Obligations (cost $13,373,958)		13,494,396

SHORT-TERM INVESTMENTS 11.6%
COMMERCIAL PAPER 2.4%
Cancara Asset Securitisation, LLC, 5.29%, 02/02/2007 ρρ	2,487,935	2,487,935
First Tennessee Bank, 5.33%, 02/02/2007 ρρ	2,500,002	2,500,002
Gotham Funding Corp., 5.30%, 02/02/2007 ρρ	1,741,538	1,741,538
Lafayette Asset, 5.30%, 02/02/2007 ρρ	2,684,190	2,684,190
Liberty Street Funding Co., 5.29%, 02/02/2007 ρρ	2,486,850	2,486,850
Metropolitan Life Global Funding, 5.31%, 02/02/2007 ρρ	2,500,000	2,500,000
Sheffield Receivable Corp., 5.29%, 02/02/2007 ρρ	2,487,215	2,487,215

		16,887,730

REPURCHASE AGREEMENTS 5.8%
Bank of America Corp., 5.33%, dated 01/31/07, maturing 02/01/2007, maturity value $15,833,524 # ρρ	15,831,180	15,831,180
Nomura Holdings, Inc., 5.29%, dated 01/31/07, maturing 02/01/2007, maturity value $25,003,674 # ρρ	25,000,000	25,000,000

		40,831,180

TIME DEPOSITS 1.1%
Dexia Credit Local de France, 5.34%, 02/02/2007 ρρ	2,000,000	2,000,000
SunTrust Banks, Inc., 5.33%, 02/02/2007 ρρ	2,500,000	2,500,000
Ulster Bank, Ltd., 5.34%, 02/02/2007 ρρ	3,000,000	3,000,000

		7,500,000

YANKEE OBLIGATIONS – CORPORATE 0.4%
COMMERCIAL BANKS 0.2%
Natexis SA, FRN, 5.34%, 02/01/2007 ρρ	2,000,000	2,000,000
Societe Generale, 5.33%, 02/01/2007 ρρ	1,000,000	1,000,000

		3,000,000

	Shares	Value

MUTUAL FUND SHARES 1.9%
Evergreen Institutional Money Market Fund, Class I, 5.21% q ø	13,021,895	13,021,895

Total Short-Term Investments (cost $81,240,805)		81,240,805

Total Investments (cost $737,834,063) 108.4%		756,835,395
Other Assets and Liabilities (8.4%)		(58,635,069)

Net Assets 100.0%		$698,200,326

6

EVERGREEN HIGH YIELD BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)

ρ	All or a portion of this security is on loan.
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

†

Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.

*	Non-income producing security
+	Security is deemed illiquid and is valued using market quotations when readily available.
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
#	Collateralized by U.S. Government Agency Obligations at period end.
ρρ	Represents investment of cash collateral received from securities on loan.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

FRN	Floating Rate Note

On January 31, 2007, the aggregate cost of securities for federal income tax purposes was $737,870,018. The gross unrealized appreciation and depreciation on securities based on tax cost was $24,611,905 and $5,646,528, respectively, with a net unrealized appreciation of $18,965,377.

7

EVERGREEN INSTITUTIONAL MORTGAGE PORTFOLIO SCHEDULE OF INVESTMENTS

January 31, 2007 (unaudited)
	Principal Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 4.4%
FIXED-RATE 3.9%
FHLMC:
6.90%, 12/01/2010	$545,000	$573,236
6.98%, 10/01/2020	440,420	462,737
FNMA:
6.01%, 02/01/2012	321,752	330,324
6.65%, 12/01/2007	220,262	220,375
6.79%, 07/01/2009	91,045	93,030
7.09%, 07/01/2009	273,890	281,082
7.17%, 05/01/2007	102,038	101,826

		2,062,610

FLOATING-RATE 0.5%
FNMA, 7.26%, 12/01/2010	265,611	280,659

Total Agency Commercial Mortgage-Backed Securities (cost $2,534,381)		2,343,269

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 23.8%
FIXED-RATE 23.8%
FHLMC:
Ser. 2656, Class BG, 5.00%, 10/15/2032	840,000	815,586
Ser. 2748, Class LE, 4.50%, 12/15/2017	710,000	683,655
Ser. 2841, Class PC, 5.50%, 07/15/2030	870,000	865,361
Ser. 2856, Class PC, 5.50%, 08/15/2030	565,000	560,787
Ser. 2941, Class XC, 5.00%, 12/15/2030	550,000	537,468
Ser. 3015, Class EM, 5.00%, 10/15/2033	515,000	491,502
Ser. 3072, Class NK, 5.00%, 05/15/2031	396,088	390,455
Ser. 3079, Class MD, 5.00%, 03/15/2034	550,000	525,270
Ser. 3082, Class PJ, 5.00%, 09/15/2034	550,000	524,361
Ser. 3096, Class LD, 5.00%, 01/15/2034	605,000	576,476
Ser. 3098, Class PE, 5.00%, 06/15/2034	550,000	524,117
Ser. 3104, Class QD, 5.00%, 05/15/2034	550,000	523,703
Ser. 3138, Class PC, 5.50%, 06/15/2032 ##	1,325,000	1,312,845
Ser. 3187, Class JA, 5.00%, 02/15/2032	695,393	681,438
FNMA:
Ser. 2001-71, Class QE, 6.00%, 12/25/2016	277,579	280,650
Ser. 2004-26, Class PA, 4.50%, 09/25/2025 ##	1,429,013	1,406,870
Ser. 2004-60, Class PA, 5.50%, 04/25/2034	594,943	593,201
Ser. 2005-20, Class QE, 5.00%, 10/25/2030	730,000	711,789
Ser. 2005-38, Class QJ, 5.50%, 03/25/2033	599,390	594,638

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $12,585,409)		12,600,172

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 53.3%
FIXED-RATE 47.4%
FHLMC:
4.50%, 04/01/2035 ##	1,192,078	1,110,138
5.00%, 04/01/2021	852,288	833,783
6.50%, 09/01/2019	480,543	491,270
FNMA:
4.06%, 06/01/2013	588,000	547,929
4.50%, 04/01/2019	359,209	345,188
4.83%, 03/01/2013	664,311	649,672
5.33%, 09/01/2035	365,280	360,521
5.43%, 04/01/2036	636,701	634,974
5.45%, 01/01/2036	767,192	768,291
5.48%, 01/01/2036	472,549	471,964
5.50%, 08/01/2035 – 03/01/2036	3,599,951	3,554,845
5.51%, 02/01/2036	476,382	476,015
5.88%, 09/01/2012	406,078	416,328

1

EVERGREEN INSTITUTIONAL MORTGAGE PORTFOLIO SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FIXED-RATE continued
FNMA:
6.02%, 05/01/2011	$441,815	$451,413
6.09%, 05/01/2011	534,536	545,554
6.15%, 05/01/2011	224,564	229,414
6.19%, 09/01/2008	444,059	445,834
6.22%, 04/01/2008	509,189	509,788
6.91%, 07/01/2009	277,420	284,090
7.00%, 05/01/2032	63,445	65,283
7.27%, 02/01/2010	482,059	500,440
7.33%, 06/01/2007	226,183	225,742
7.50%, 11/01/2029 – 12/01/2029	22,904	23,894
7.57%, 04/01/2010	185,148	194,292
FNMA 15 year:
5.00%, TBA #	3,850,000	3,766,986
5.50%, TBA #	985,000	980,999
FNMA 30 year:
5.50%, TBA #	1,415,000	1,392,006
6.00%, TBA #	4,560,000	4,577,100
GNMA, 5.50%, 07/20/2030	196,301	197,692

		25,051,445

FLOATING-RATE 5.9%
FHLMC:
5.34%, 12/01/2035	521,729	516,376
5.78%, 05/01/2036	584,177	585,505
FNMA:
5.78%, 11/01/2011	785,016	798,045
5.86%, 07/01/2036	672,475	676,483
5.94%, 11/01/2036	564,142	569,568

		3,145,977

Total Agency Mortgage-Backed Pass Through Securities (cost $28,518,949)		28,197,422

AGENCY REPERFORMING MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 1.4%
FNMA, Ser. 2003-W19, Class 1A5, 5.50%, 11/25/2033 (cost $783,060)	751,714	747,580

ASSET-BACKED SECURITIES 2.4%
Deutsche Securities, Inc.:
Ser. 2005-3, Class 4A5, 5.25%, 06/25/2035	190,000	187,893
Ser. 2006-AB2, Class A3, 6.27%, 06/25/2036	575,000	578,634
Morgan Stanley Mtge. Trust, Ser. 2006-2, Class 5A3, 5.50%, 02/25/2036	290,000	281,195
Vanderbilt Mtge. & Fin., Inc., Ser. 2002-B, Class A3, 4.70%, 10/17/2018	204,592	203,338

Total Asset-Backed Securities (cost $1,252,782)		1,251,060

COMMERCIAL MORTGAGE-BACKED SECURITIES 11.1%
FIXED-RATE 9.9%
Banc of America Comml. Mtge. Securities, Inc.:
Ser. 2004-1, Class A4, 4.76%, 11/10/2039	535,000	513,123
Ser. 2004-4, Class A6, 4.88%, 07/10/2042	1,000,000	962,284
Bear Stearns Comml. Mtge. Securities, Inc., Ser. 2003-T12, Class A4, 4.68%, 08/13/2039	570,000	547,610
Credit Suisse First Boston Mtge. Securities Corp.:
Ser. 2003-C3, Class A5, 3.94%, 05/15/2038	640,000	590,034
Ser. 2003-C5, Class A4, 4.90%, 12/15/2036	200,000	193,729
Goldman Sachs Mtge. Securities Corp. II, Ser. 2003-C1, Class A1, 2.90%, 01/10/2040	344,706	339,795
JPMorgan Chase & Co. Comml. Mtge. Securities Corp., Ser. 2004-CB8, Class A4, 4.40%, 01/12/2039	840,000	785,888
LB-UBS Comml. Mtge. Trust, Ser. 2003-C3, Class A4, 4.17%, 05/15/2032	440,000	411,382
Morgan Stanley Capital I, Inc., Ser. 2003-T11, Class A4, 5.15%, 06/13/2041	670,000	659,736
Wachovia Bank Comml. Mtge. Trust, Ser. 2003-C8, Class A1, 3.44%, 11/15/2035	259,944	252,784

		5,256,365

2

EVERGREEN INSTITUTIONAL MORTGAGE PORTFOLIO SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)
	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES continued
FLOATING-RATE 1.2%
JPMorgan Chase & Co. Comml. Mtge. Securities Corp., Ser. 2004-PNC1, Class A4, 5.37%, 06/12/2041	$605,000	$603,898

Total Commercial Mortgage-Backed Securities (cost $5,932,440)		5,860,263

U.S. TREASURY OBLIGATIONS 0.6%
U.S. Treasury Notes, 4.25%, 08/15/2015 ρ (cost $344,756)	355,000	340,925

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 6.1%
FIXED-RATE 1.5%
Citigroup/Deutsche Bank Comml. Mtge. Trust, Ser. 2006-CD3, Class A5, 5.62%, 10/15/2048	790,000	794,713

FLOATING-RATE 4.6%
Banc of America Mtge. Securities, Inc., Ser. 2005-D, Class 2A6, 4.78%, 05/25/2035	230,000	225,457
IndyMac INDX Mtge. Loan Trust, Ser. 2006-AR11, Class 3A1, 5.86%, 06/25/2036	546,348	546,964
Washington Mutual, Inc., Ser. 2005-AR5, Class A5, 4.67%, 05/25/2035	690,000	673,656
Wells Fargo Mtge. Backed Securities Trust:
Ser. 2006-AR7, Class 2A5, 5.61%, 05/25/2036	560,000	558,432
Ser. 2006-AR10, Class 5A1, 5.60%, 07/25/2036	419,540	418,913

		2,423,422

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $3,219,255)		3,218,135

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 1.1%
FLOATING-RATE 1.1%
Residential Funding Mtge. Securities, Ser. 2006-SA2, Class 2A1, 5.88%, 08/25/2036 (cost $560,635)	560,548	559,612

	Shares	Value

SHORT-TERM INVESTMENTS 13.5%
MUTUAL FUND SHARES 13.5%
Evergreen Institutional Money Market Fund, Class I, 5.21% q ø ## (cost $7,119,058)	7,119,058	7,119,058

Total Investments (cost $62,850,725) 117.7%		62,237,496
Other Assets and Liabilities (17.7%)		(9,347,464)

Net Assets 100.0%		$52,890,032

##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
#	When-issued or delayed delivery security
ρ	All or a portion of this security is on loan.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
TBA	To Be Announced

U.S. Government Agency securities were pledged to the Fund as collateral for the securities on loan.

On January 31, 2007, the aggregate cost of securities for federal income tax purposes was $62,852,522. The gross unrealized appreciation and depreciation on securities based on tax cost was $165,678 and $780,704, respectively, with a net unrealized depreciation of $615,026.

3

EVERGREEN STRATEGIC INCOME FUND SCHEDULE OF INVESTMENTS

January 31, 2007 (unaudited)
	Principal Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 4.4%
FIXED-RATE 4.4%
FNMA:
4.44%, 04/01/2014	$407,704	$387,849
5.24%, 07/01/2035 ##	3,141,741	3,094,175
6.07%, 09/01/2013	1,433,267	1,474,344
6.18%, 06/01/2013	1,403,418	1,449,563
6.50%, 04/01/2017	684,008	736,176
7.50%, 07/01/2010	762,598	799,691
Ser. 1998-M5, Class D, 6.35%, 06/25/2020	1,760,000	1,802,645
Ser. 2002-M1, Class C, 6.17%, 02/25/2016	814,782	828,445
Ser. 2003-M1, Class B, 4.91%, 07/25/2020 ##	3,000,000	2,887,500

		13,460,388

FLOATING-RATE 0.0%
FNMA, 6.48%, 04/01/2011	68,391	70,799

Total Agency Commercial Mortgage-Backed Securities (cost $13,955,703)		13,531,187

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 2.7%
FLOATING-RATE 2.7%
FHLMC:
Ser. 1307, Class A, 5.98%, 06/15/2007	20,206	20,277
Ser. 2334, Class FO, 6.29%, 07/15/2031	1,249,967	1,275,703
Ser. 2710, Class FY, 5.72%, 10/15/2018	355,641	357,302
FNMA:
Ser. 2001-61, Class FH, 5.92%, 11/18/2031	440,738	448,567
Ser. 2002-67, Class FA, 6.32%, 11/25/2032 ##	2,191,670	2,283,216
Ser. 2002-77, Class FA, 6.32%, 10/18/2030 ##	3,257,645	3,381,762
Ser. 2004-W2, Class 2A2, 7.00%, 02/25/2044	254,251	262,995
Ser. 2004-W2, Class 5A, 7.50%, 03/25/2044	177,182	185,211

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $8,127,432)		8,215,033

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 13.3%
FIXED-RATE 11.6%
FHLMC:
5.875%, 09/15/2007	9,943	9,949
6.00%, 04/01/2036 ##	3,180,583	3,194,197
7.50%, 05/01/2009	188,434	191,049
FHLMC 15 year, 5.50%, TBA #	1,285,000	1,278,174
FHLMC 30 year:
5.00%, TBA #	9,175,000	8,813,734
5.50%, TBA #	5,215,000	5,133,516
6.50%, TBA #	6,750,000	6,863,203
FNMA 15 year, 6.00%, TBA #	1,175,000	1,188,219
FNMA 30 year:
5.50%, TBA #	6,500,000	6,392,347
6.50%, TBA #	2,465,000	2,505,825
GNMA:
6.00%, 06/15/2031 – 09/15/2031	97,615	98,748
7.50%, 12/15/2030	35,389	36,950
8.00%, 10/15/2030	1,719	1,821

		35,707,732

FLOATING-RATE 1.7%
FHLMC:
7.68%, 03/25/2036	563,315	586,112
7.78%, 03/25/2036	3,580,474	3,737,048
FNMA, 4.99%, 05/01/2035	1,022,374	1,025,165

		5,348,325

Total Agency Mortgage-Backed Pass Through Securities (cost $41,088,875)		41,056,057

1

EVERGREEN STRATEGIC INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)
	Principal Amount	Value

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH SECURITIES 0.1%
FNMA, Ser. 2003-W1, Class 2A, 7.50%, 12/25/2042 (cost $306,395)	$296,212	$307,436

ASSET-BACKED SECURITIES 1.7%
C-Bass, Ltd., Ser. 11A, Class C, FRN, 6.71%, 09/15/2039 144A	4,315,000	4,331,310
Trapeza CDO, LLC, Ser. 2004-7A, Class B1, FRN, 6.91%, 01/25/2035 144A	875,000	886,769

Total Asset-Backed Securities (cost $5,190,000)		5,218,079

COMMERCIAL MORTGAGE-BACKED SECURITIES 1.0%
FIXED-RATE 0.5%
Credit Suisse Mtge. Capital Cert., Ser. 2006-9, Class 4A1, 6.00%, 11/25/2036	1,557,063	1,550,149

FLOATING-RATE 0.5%
Banc of America Large Loan, Ser. 2005-BBA6, Class G, 5.74%, 01/15/2019 144A	1,540,000	1,541,369

Total Commercial Mortgage-Backed Securities (cost $3,090,349)		3,091,518

CORPORATE BONDS 31.3%
CONSUMER DISCRETIONARY 8.9%
Auto Components 1.1%
Accuride Corp., 8.50%, 02/01/2015	1,000,000	980,000
American Axle & Manufacturing Holdings, Inc., 5.25%, 02/11/2014	2,000,000	1,725,000
ArvinMeritor, Inc., 6.80%, 02/15/2009	81,000	80,392
Goodyear Tire & Rubber Co., 9.00%, 07/01/2015	500,000	541,250

		3,326,642

Automobiles 0.5%
Ford Motor Co., 7.45%, 07/16/2031 ρ	500,000	408,125
General Motors Corp., 8.375%, 07/15/2033 ρ	1,250,000	1,182,813

		1,590,938

Diversified Consumer Services 0.6%
Education Management, LLC, 8.75%, 06/01/2014 ρ	300,000	316,500
Service Corporation International, 6.75%, 04/01/2016	1,525,000	1,498,313

		1,814,813

Hotels, Restaurants & Leisure 1.0%
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014	1,000,000	992,500
Las Vegas Sands Corp., 6.375%, 02/15/2015	900,000	879,750
Mandalay Resort Group, Ser. B, 10.25%, 08/01/2007	1,000,000	1,023,750

		2,896,000

Household Durables 0.7%
Jarden Corp., 9.75%, 05/01/2012	1,525,000	1,622,219
Libbey, Inc., FRN, 12.35%, 06/01/2011 144A	550,000	596,750

		2,218,969

Media 3.0%
AMC Entertainment, Inc., Ser. B, 8.625%, 08/15/2012	1,500,000	1,584,375
American Media Operations, Inc., Ser. B, 10.25%, 05/01/2009	1,225,000	1,179,062
CCH I, LLC, 11.00%, 10/01/2015	325,000	337,188
Cinemark USA, Inc., 9.00%, 02/01/2013	650,000	693,875
Dex Media East, LLC, 9.875%, 11/15/2009	1,025,000	1,078,812
Lamar Media Corp., 6.625%, 08/15/2015	1,250,000	1,237,500
Mediacom Broadband, LLC, 8.50%, 10/15/2015 144A	550,000	559,625
Mediacom Communications Corp., 9.50%, 01/15/2013	1,750,000	1,806,875
Paxson Communications Corp., FRN, 11.61%, 01/15/2013 144A	850,000	888,250

		9,365,562

Multi-line Retail 0.2%
Neiman Marcus Group, Inc., 9.00%, 10/15/2015 ρ	500,000	550,000

2

EVERGREEN STRATEGIC INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Specialty Retail 1.1%
Baker & Taylor, Inc., 11.50%, 07/01/2013 144A	$600,000	$624,000
Payless ShoeSource, Inc., 8.25%, 08/01/2013	1,425,000	1,492,687
Sally Beauty Holdings, Inc., 9.25%, 11/15/2014 144A	300,000	309,375
United Auto Group, Inc., 9.625%, 03/15/2012	1,000,000	1,055,000

		3,481,062

Textiles, Apparel & Luxury Goods 0.7%
Levi Strauss & Co., 9.75%, 01/15/2015	775,000	840,875
Oxford Industries, Inc., 8.875%, 06/01/2011	400,000	416,000
Unifi, Inc., 11.50%, 05/15/2014	386,000	368,630
Warnaco Group, Inc., 8.875%, 06/15/2013	385,000	410,988

		2,036,493

CONSUMER STAPLES 0.2%
Food & Staples Retailing 0.2%
Wal-Mart Stores, Inc., 4.75%, 01/29/2013	300,000	564,278

ENERGY 4.3%
Energy Equipment & Services 0.7%
Dresser-Rand Group, Inc., 7.375%, 11/01/2014	692,000	697,190
GulfMark Offshore, Inc., 7.75%, 07/15/2014	525,000	532,875
Hornbeck Offshore Services, Inc., Ser. B, 6.125%, 12/01/2014	620,000	590,116
Parker Drilling Co., 9.625%, 10/01/2013	450,000	493,313

		2,313,494

Oil, Gas & Consumable Fuels 3.6%
ANR Pipeline Co., 8.875%, 03/15/2010	270,000	284,068
Chesapeake Energy Corp., 6.875%, 01/15/2016	850,000	845,750
Clayton Williams Energy, Inc., 7.75%, 08/01/2013	375,000	350,625
El Paso Corp.:
7.75%, 06/01/2013	1,000,000	1,040,000
7.875%, 06/15/2012	1,500,000	1,593,750
Encore Acquisition Co., 6.25%, 04/15/2014	1,000,000	932,500
Exco Resources, Inc., 7.25%, 01/15/2011	1,000,000	1,020,000
Overseas Shipholding Group, Inc., 8.25%, 03/15/2013	750,000	791,250
Peabody Energy Corp.:
5.875%, 04/15/2016	750,000	716,250
6.875%, 03/15/2013	440,000	444,400
Sabine Pass LNG, LP, 7.25%, 11/30/2013 144A	700,000	688,625
Targa Resources, Inc., 8.50%, 11/01/2013 144A	250,000	251,875
Williams Cos.:
7.50%, 01/15/2031 ρ	925,000	966,625
8.125%, 03/15/2012	1,000,000	1,081,250

		11,006,968

FINANCIALS 4.5%
Capital Markets 0.7%
Goldman Sachs Group, Inc., 6.875%, 01/15/2011	2,000,000	2,111,810

Consumer Finance 2.2%
CCH II Capital Corp., 10.25%, 09/15/2010	1,500,000	1,565,625
Ford Motor Credit Co., 5.70%, 01/15/2010	1,000,000	962,440
General Electric Capital Corp., 6.125%, 02/22/2011	1,190,000	1,227,509
General Motors Acceptance Corp., 6.875%, 08/28/2012	1,500,000	1,526,181
Hexion U.S. Finance Corp., 9.75%, 11/15/2014 144A	600,000	630,000
Qwest Capital Funding, Inc., 6.50%, 11/15/2018	1,100,000	1,039,500

		6,951,255

3

EVERGREEN STRATEGIC INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Diversified Financial Services 0.2%
DJ CDX NA, 8.375%, 12/29/2011 144A	$750,000	$766,875

Insurance 0.5%
Crum & Forster Holdings Corp., 10.375%, 06/15/2013	1,300,000	1,410,500

Real Estate Investment Trusts 0.9%
Host Marriott Corp., Ser. J, 7.125%, 11/01/2013	750,000	765,000
Omega Healthcare Investors, Inc., 7.00%, 04/01/2014	1,000,000	1,005,000
Thornburg Mortgage, Inc., 8.00%, 05/15/2013	1,000,000	1,000,000

		2,770,000

HEALTH CARE 1.0%
Health Care Equipment & Supplies 0.5%
Universal Hospital Services, Inc., 10.125%, 11/01/2011	1,300,000	1,387,750

Health Care Providers & Services 0.5%
HCA, Inc.:
6.25%, 02/15/2013	20,000	17,725
9.25%, 11/15/2016 144A	1,100,000	1,171,500
HealthSouth Corp., 10.75%, 06/15/2016 144A	300,000	331,125
Tenet Healthcare Corp., 7.375%, 02/01/2013 ρ	50,000	46,500

		1,566,850

INDUSTRIALS 2.0%
Aerospace & Defense 0.5%
Bombardier, Inc., 8.00%, 11/15/2014 144A	400,000	415,000
DRS Technologies, Inc., 7.625%, 02/01/2018	1,000,000	1,022,500

		1,437,500

Commercial Services & Supplies 0.1%
ARAMARK Corp., 8.50%, 02/01/2015 144A	375,000	385,781

Machinery 0.6%
Commercial Vehicle Group, Inc., 8.00%, 07/01/2013	875,000	864,063
RBS Global, Inc., 11.75%, 08/01/2016 144A	1,000,000	1,062,500

		1,926,563

Trading Companies & Distributors 0.8%
Ashtead Group plc, 9.00%, 08/15/2016 144A	700,000	752,500
Rental Service Corp., 9.50%, 12/01/2014 144A	525,000	551,250
United Rentals, Inc., 7.00%, 02/15/2014	1,250,000	1,234,375

		2,538,125

INFORMATION TECHNOLOGY 1.1%
Electronic Equipment & Instruments 0.1%
CompuCom Systems, Inc., 12.00%, 11/01/2014 144A	400,000	416,000

IT Services 0.7%
SunGard Data Systems, Inc.:
9.125%, 08/15/2013	1,675,000	1,771,312
10.25%, 08/15/2015	400,000	432,000

		2,203,312

Semiconductors & Semiconductor Equipment 0.3%
Freescale Semiconductor, 8.875%, 12/15/2014 144A	825,000	825,000

4

EVERGREEN STRATEGIC INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
MATERIALS 3.3%
Chemicals 1.2%
Huntsman International, LLC:
7.375%, 01/01/2015 144A ρ	$575,000	$589,375
11.50%, 07/15/2012	924,000	1,053,360
Lyondell Chemical Co., 10.50%, 06/01/2013	800,000	887,000
Tronox Worldwide, LLC, 9.50%, 12/01/2012	975,000	1,038,375

		3,568,110

Containers & Packaging 1.3%
Berry Plastics Corp., 8.875%, 09/15/2014 144A	600,000	622,500
Crown Americas, Inc., 7.75%, 11/15/2015	1,000,000	1,040,000
Owens-Brockway Glass Containers, Inc., 6.75%, 12/01/2014	1,200,000	1,188,000
Smurfit-Stone Container Corp., 8.375%, 07/01/2012	1,075,000	1,085,750

		3,936,250

Metals & Mining 0.3%
Freeport-McMoRan Copper & Gold, Inc., 10.125%, 02/01/2010	1,000,000	1,056,250

Paper & Forest Products 0.5%
Bowater, Inc., 6.50%, 06/15/2013 ρ	500,000	470,000
Verso Paper Holdings, LLC, 11.375%, 08/01/2016 144A	1,000,000	1,065,000

		1,535,000

TELECOMMUNICATION SERVICES 2.7%
Diversified Telecommunication Services 0.7%
Level 3 Communications, Inc., 6.375%, 10/15/2015	1,000,000	973,750
Qwest Communications International, Inc., 7.875%, 09/01/2011	1,200,000	1,281,000

		2,254,750

Wireless Telecommunication Services 2.0%
Centennial Communications Corp.:
8.125%, 02/01/2014	959,000	991,366
10.00%, 01/01/2013	1,175,000	1,266,062
Dobson Communications Corp., 8.875%, 10/01/2013 ρ	1,175,000	1,219,063
Horizon PCS, Inc., 11.375%, 07/15/2012	550,000	613,250
Metro PCS Wireless, Inc., 9.25%, 11/01/2014 144A	500,000	522,500
Rural Cellular Corp.:
8.25%, 03/15/2012	450,000	471,375
9.75%, 01/15/2010 ρ	850,000	877,625

		5,961,241

UTILITIES 3.3%
Electric Utilities 1.3%
Mirant North America, LLC, 7.375%, 12/31/2013	750,000	768,750
NRG Energy, Inc., 7.375%, 02/01/2016	1,750,000	1,756,563
Reliant Energy, Inc., 6.75%, 12/15/2014	1,575,000	1,559,250

		4,084,563

Gas Utilities 0.4%
SEMCO Energy, Inc., 7.75%, 05/15/2013	1,350,000	1,378,284

Independent Power Producers & Energy Traders 1.6%
AES Corp., 7.75%, 03/01/2014	1,500,000	1,586,250
Dynegy, Inc., 8.375%, 05/01/2016	1,850,000	1,965,625
Orion Power Holdings, Inc., 12.00%, 05/01/2010	800,000	922,000
Tenaska, Inc., 7.00%, 06/30/2021 144A	336,415	338,651

		4,812,526

Total Corporate Bonds (cost $94,320,422)		96,449,514

5

EVERGREEN STRATEGIC INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)
	Principal Amount	Value

FOREIGN BONDS-CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 10.1%
CONSUMER DISCRETIONARY 0.3%
Household Durables 0.1%
Taylor Woodrow plc, 6.625%, 02/07/2012 GBP	100,000	$199,657

Media 0.2%
Central European Media Enterprise, Ltd., 8.25%, 05/15/2012 EUR	400,000	571,701

CONSUMER STAPLES 0.4%
Food & Staples Retailing 0.1%
Tesco plc, 3.875%, 03/24/2011 EUR	320,000	409,346

Tobacco 0.3%
British American Tobacco plc, 5.75%, 12/09/2013 GBP	500,000	967,248

ENERGY 0.4%
Oil, Gas & Consumable Fuels 0.4%
Transco plc, 7.00%, 12/15/2008 AUD	1,500,000	1,166,203

FINANCIALS 7.7%
Capital Markets 0.7%
Goldman Sachs Group, Inc., 5.25%, 12/15/2015 GBP	650,000	1,229,297
Morgan Stanley, 5.375%, 11/14/2013 GBP	460,000	881,921

		2,111,218

Commercial Banks 2.7%
Australia & New Zealand Banking Group, Ltd., 6.00%, 03/01/2010 AUD	1,500,000	1,140,620
Eurofima, 5.50%, 09/15/2009 AUD	55,000	41,693
European Investment Bank:
4.00%, 04/15/2009 SEK	5,000,000	718,150
5.75%, 09/15/2009 AUD	100,000	76,426
6.75%, 11/17/2008 NZD	4,000,000	2,707,668
Kommunalbanken AS, 6.00%, 02/02/2007 NZD	550,000	376,935
Kreditanstalt für Wiederaufbau, 4.95%, 10/14/2014 CAD	1,600,000	1,400,895
National Australia Bank, Ltd., 5.50%, 01/15/2010 AUD	1,500,000	1,126,940
NV Bank Nerderlandse Gemeenten, 5.00%, 07/16/2010 AUD	880,000	655,552

		8,244,879

Consumer Finance 0.9%
General Electric Capital Corp., 5.25%, 12/10/2013 GBP	570,000	1,088,957
KfW International Finance, Inc., 6.25%, 12/17/2007 NZD	2,380,000	1,608,861

		2,697,818

Diversified Financial Services 0.3%
Citigroup, Inc., 6.00%, 02/23/2009 AUD	1,354,000	1,036,902

Thrifts & Mortgage Finance 3.1%
Nykredit, 5.00%, 10/01/2035 DKK	31,076,033	5,368,640
Realkredit Danmark, 4.00%, 10/01/2035 DKK	7,734,455	1,238,835
Totalkredit, FRN, 4.39%, 01/01/2015 DKK	17,080,366	3,023,034

		9,630,509

INDUSTRIALS 0.1%
Machinery 0.1%
Savcio Holdings, 8.00%, 02/15/2013 EUR	150,000	206,096

TELECOMMUNICATION SERVICES 0.6%
Diversified Telecommunication Services 0.6%
France Telecom, 7.50%, 03/14/2011 GBP	900,000	1,870,178

UTILITIES 0.6%
Water Utilities 0.6%
GIE Suez Alliance, 4.25%, 06/24/2010 EUR	1,520,000	1,971,580

Total Foreign Bonds-Corporate (Principal Amount Denominated in Currency Indicated) (cost $30,181,691)		31,083,335

6

EVERGREEN STRATEGIC INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)
	Principal Amount	Value

FOREIGN BONDS-GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 19.1%
Australia, 5.25%, 03/15/2019 AUD	5,680,000	$4,142,582
Brazil, 9.50%, 10/05/2007 EUR	120,000	161,380
Canada:
4.25%, 12/01/2026 CAD	3,333,170	3,956,232
4.60%, 09/15/2011 CAD	1,550,000	1,334,332
4.75%, 07/27/2011 CAD	960,000	825,640
5.00%, 06/01/2014 CAD	5,785,000	5,156,968
5.25%, 11/30/2011 CAD	1,100,000	966,836
Hong Kong, 4.23%, 03/21/2011 HKD	23,750,000	3,060,576
Hungary, 6.50%, 08/12/2008 HUF	670,000,000	3,316,609
Korea:
4.75%, 06/10/2009 KRW	2,314,000,000	2,442,402
5.25%, 09/10/2015 KRW	1,100,000,000	1,184,643
Mexico:
5.50%, 02/17/2020 EUR	1,120,000	1,511,602
10.00%, 12/05/2024 MXN	28,750,000	3,101,238
Norway:
4.25%, 05/19/2017 NOK	3,510,000	548,867
5.00%, 05/15/2015 NOK	26,000,000	4,281,854
Philippines, 6.25%, 03/15/2016 EUR	680,000	931,248
Romania, 8.50%, 05/08/2012 EUR	115,000	177,618
Singapore, 3.625%, 07/01/2014 SGD	4,650,000	3,124,503
South Africa, 5.25%, 05/16/2013 EUR	235,000	314,583
Sweden:
3.00%, 07/12/2016 SEK	33,890,000	4,482,121
5.50%, 10/08/2012 SEK	29,250,000	4,510,885
Turkey, 5.50%, 09/21/2009 EUR	1,280,000	1,709,313
United Kingdom:
1.25%, 11/22/2017 GBP	2,541,376	4,745,996
5.00%, 03/07/2012 GBP	850,000	1,649,513
FRN, 5.52%, 08/16/2013 GBP	300,000	1,339,138

Total Foreign Bonds-Government (Principal Amount Denominated in Currency Indicated) (cost $58,807,867)		58,976,679

U.S. TREASURY OBLIGATIONS 4.4%
U.S. Treasury Bonds:
4.50%, 02/15/2036 ρ	$1,475,000	$1,379,127
6.25%, 08/15/2023 ##	4,105,000	4,665,911
U.S. Treasury Notes:
2.00%, 01/15/2016 ##	3,452,292	3,342,116
4.625%, 11/15/2016 ρ	3,550,000	3,496,196
4.75%, 12/31/2008 ρ	600,000	598,219

Total U.S. Treasury Obligations (cost $13,718,029)		13,481,569

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 2.2%
FIXED-RATE 1.9%
Countrywide Home Loans, Inc.:
Ser. 2006-J1, Class 1A5, 5.75%, 02/25/2036	1,400,000	1,360,688
Ser. 2006-18, Class 2A5, 6.00%, 12/25/2036	1,600,000	1,570,736
Credit Suisse First Boston Mtge. Securities Corp., Ser. 2002-26, Class 4A1, 7.00%, 10/25/2017	379,693	383,976
Structured Asset Securities Corp.:
Ser. 2004-20, Class 5A-1, 6.25%, 11/25/2034	1,662,146	1,665,284
Ser. 2005-RM1, Class A, IO, 5.00%, 03/25/2045 144A	4,250,125	909,792

		5,890,476

FLOATING-RATE 0.3%
MASTR Adjustable Rate Mtge. Trust, Ser. 2005-1, Class 7A3, 4.85%, 02/25/2035	1,069,126	1,060,937

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $7,021,561)		6,951,413

7

EVERGREEN STRATEGIC INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)
	Principal Amount	Value

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 0.2%
FLOATING-RATE 0.2%
Bear Stearns Adjustable Rate Mtge. Trust, Ser. 2004-10, Class 12A3, 4.65%, 01/25/2035 (cost $595,998)	$596,278	$589,259

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE OBLIGATIONS 0.7%
FIXED-RATE 0.4%
MASTR Resecuritization Trust:
Ser. 2004-3, 5.00%, 03/25/2034	566,662	542,913
Ser. 2005-2, 4.75%, 03/28/2034	612,342	593,396

		1,136,309

FLOATING-RATE 0.3%
Harborview Mtge. Loan Trust, Ser. 2005-8, Class 2B3, 7.23%, 02/19/2035	1,003,106	1,007,038

Total Whole Loan Subordinate Collateralized Mortgage Obligations (cost $2,170,238)		2,143,347

YANKEE OBLIGATIONS – CORPORATE 4.7%
CONSUMER DISCRETIONARY 0.5%
Media 0.5%
IMAX Corp., 9.625%, 12/01/2010 ρ	493,000	453,560
National Cable plc, 9.125%, 08/15/2016	1,000,000	1,062,500

		1,516,060

CONSUMER STAPLES 0.2%
Beverages 0.2%
Companhia Brasileira de Bebidas, 8.75%, 09/15/2013	430,000	503,100

ENERGY 0.2%
Oil, Gas & Consumable Fuels 0.2%
OAO Gazprom:
9.625%, 03/01/2013	160,000	188,544
9.625%, 03/01/2013 144A	430,000	506,325

		694,869

FINANCIALS 1.6%
Commercial Banks 0.2%
Bank of Moscow, 7.34%, 05/13/2013	200,000	209,232
Kazkommerts International BV, 7.00%, 11/03/2009	470,000	474,700

		683,932

Consumer Finance 0.3%
NXP Funding, LLC, 7.875%, 10/15/2014 144A	800,000	830,000

Diversified Financial Services 1.1%
Ministry of Finance of Ukraine, 6.58%, 11/21/2016	300,000	301,230
Preferred Term Securities, Ltd., FRN:
5.96%, 06/24/2034 144A	875,000	882,175
6.93%, 06/24/2034 144A	220,000	225,256
7.47%, 04/03/2032 144A	655,000	656,886
Ship Finance International, Ltd., 8.50%, 12/15/2013	865,000	875,813
UBS Luxembourg, 8.25%, 05/23/2016	400,000	422,660

		3,364,020

MATERIALS 0.8%
Chemicals 0.2%
Ineos Group Holdings plc, 8.50%, 02/15/2016 144A	750,000	721,875

Metals & Mining 0.4%
Novelis, Inc., FRN, 7.25%, 02/15/2015	1,065,000	1,096,950

Paper & Forest Products 0.2%
Abitibi-Consolidated, Inc., 8.375%, 04/01/2015 ρ	650,000	635,375

8

EVERGREEN STRATEGIC INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)
	Principal Amount	Value

YANKEE OBLIGATIONS – CORPORATE continued
TELECOMMUNICATION SERVICES 1.1%
Diversified Telecommunication Services 0.4%
Nordic Telecom Holdings Co., 8.875%, 05/01/2016 144A	$1,000,000	$1,080,000

Wireless Telecommunication Services 0.7%
Intelsat, Ltd.:
9.25%, 06/15/2016 144A ρ	500,000	551,250
11.25%, 06/15/2016 144A	375,000	425,625
Rogers Wireless, Inc.:
6.375%, 03/01/2014	465,000	467,906
9.625%, 05/01/2011	745,000	845,575

		2,290,356

UTILITIES 0.3%
Electric Utilities 0.1%
Enersis SA, 7.375%, 01/15/2014	475,000	510,401

Multi-Utilities 0.2%
National Power Corp., 9.62%, 08/23/2011	500,000	561,156

Total Yankee Obligations-Corporate (cost $13,971,695)		14,488,094

YANKEE OBLIGATIONS – GOVERNMENT 4.7%
Argentina, 12.25%, 06/19/2018 •	615,525	190,197
Brazil:
7.125%, 01/20/2037	1,200,000	1,270,800
8.25%, 01/20/2034	2,385,000	2,846,498
Colombia:
7.375%, 01/27/2017	290,000	310,445
8.125%, 05/21/2024	680,000	775,200
Egypt, 8.75%, 07/11/2011	220,000	248,600
Jamaica, 11.75%, 05/15/2011	145,000	181,250
Mexico:
6.375%, 01/16/2013	1,150,000	1,189,675
8.375%, 01/14/2011	830,000	913,830
Panama, 9.625%, 02/08/2011	450,000	511,875
Peru:
8.75%, 11/21/2033	520,000	664,040
9.125%, 01/15/2008	425,000	439,875
Philippines, 8.00%, 01/15/2016	788,000	885,515
Russia:
11.00%, 07/24/2018	750,000	1,070,775
Sr. Disc. Note, Step Bond, 5.00%, 03/31/2030 †	1,050,000	1,168,860
Turkey, 9.00%, 06/30/2011	715,000	798,119
Uruguay, 7.50%, 03/15/2015	630,000	677,880
Venezuela, 10.75%, 09/19/2013	200,000	241,000

Total Yankee Obligations-Government (cost $13,837,190)		14,384,434

	Shares	Value

COMMON STOCKS 0.1%
MATERIALS 0.1%
Chemicals 0.1%
Huntsman Corp. * (cost $137,985)	19,570	409,209

9

EVERGREEN STRATEGIC INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)
	Principal Amount	Value

SHORT-TERM INVESTMENTS 7.7%
COMMERCIAL PAPER 3.1%
Ebury Finance, LLC, 5.37%, 02/12/2007 ##	$2,950,000	$2,945,250
Giro Balanced Funding Corp., 5.37%, 02/12/2007 ##	680,000	678,905
Morrigan Trust Funding, LLC, 5.38%, 02/12/2007 ##	2,950,000	2,945,240
Thames Asset Global Securitization, Inc., 5.36%, 02/12/2007 ##	2,900,000	2,895,339

		9,464,734

REPURCHASE AGREEMENT 4.6%
Bank of America Corp., 5.33%, dated 1/31/2007, maturing 2/1/2007; maturity value is $14,183,051 ρρ ^	14,180,951	14,180,951

	Shares	Value

MUTUAL FUND SHARES 0.0%
Evergreen Institutional Money Market Fund, Class I, 5.21% q ø	25	25

Total Short-Term Investments (cost $23,645,710)		23,645,710

Total Investments (cost $330,167,140) 108.4%		334,021,873
Other Assets and Liabilities (8.4%)		(25,894,880)

Net Assets 100.0%		$308,126,993

##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
#	When-issued or delayed delivery security
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

ρ	All or a portion of this security is on loan.
•	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
†

Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.

*	Non-income producing security
ρρ	Represents investment of cash collateral received from securities on loan.
^	Collateralized by U.S. Government Agency Obligations at period end.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CDO	Collateralized Debt Obligation
DKK	Danish Krone
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GBP	Great British Pound
GNMA	Government National Mortgage Association
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IO	Interest Only
KRW	Republic of Korea Won
MASTR	Mortgage Asset Securitization Transactions, Inc.
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
TBA	To Be Announced

10

EVERGREEN STRATEGIC INCOME FUND SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)

At January 31, 2007, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Buy:

Exchange Date	Contracts to Receive	U.S. Value at January 31, 2007	In Exchange for U.S. $	Unrealized Loss

02/28/2007	10,899,274 EUR	$14,196,440	$14,332,000	$135,560

Exchange Date	Contracts to Receive	U.S. Value at January 31, 2007	In Exchange for	U.S. Value at January 31, 2007	Unrealized Loss

03/01/2007	2,570,702 EUR	$3,348,514	668,948,000 HUF	$3,384,848	$36,334
03/08/2007	4,489,140 EUR	5,849,154	6,925,307 CAD	5,877,060	27,906

As of January 31, 2007, U.S. Government Agency Securities were also pledged to the Fund as collateral for securities on loan.

On January 31, 2007, the aggregate cost of securities for federal income tax purposes was $330,167,140. The gross unrealized appreciation and depreciation on securities based on tax cost was $6,983,396 and $3,128,663, respectively, with a net unrealized appreciation $3,854,733.

11

EVERGREEN U.S. GOVERNMENT FUND SCHEDULE OF INVESTMENTS

January 31, 2007 (unaudited)
	Principal Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 18.2%
FIXED-RATE 18.2%
FNMA:
4.75%, 07/01/2012	$980,810	$960,507
5.08%, 02/01/2016 – 03/01/2016 ##	11,340,299	11,074,295
5.15%, 11/01/2017	4,242,334	4,179,208
5.31%, 04/01/2016	3,200,000	3,186,400
5.37%, 12/01/2024	924,222	908,270
5.48%, 04/01/2010	1,030,695	1,026,735
5.50%, 04/01/2016	7,680,000	7,766,246
5.54%, 04/01/2026 ##	12,255,567	12,355,450
5.55%, 05/01/2016	3,300,000	3,344,649
5.64%, 12/01/2013	3,000,000	3,028,200
5.65%, 08/01/2022	1,614,226	1,617,874
5.66%, 12/01/2016	1,732,000	1,758,846
5.67%, 03/01/2016 – 11/01/2021 ##	12,785,127	12,983,521
5.68%, 04/01/2021	563,264	569,832
5.70%, 03/01/2016	1,046,564	1,067,788
5.75%, 05/01/2021	3,946,755	4,063,763
5.95%, 06/01/2024	1,987,502	2,044,027
6.07%, 09/01/2013	1,456,236	1,497,972
6.08%, 01/01/2019	8,530,923	8,647,029
6.18%, 06/01/2013	6,959,061	7,187,875
6.20%, 06/01/2007	241,063	240,389
6.32%, 08/01/2012	2,982,158	3,098,015
6.35%, 08/01/2009 – 10/01/2009	1,148,558	1,169,598
6.80%, 04/01/2017	616,929	630,594
6.90%, 08/01/2007	815,631	813,764
7.07%, 09/01/2014	1,044,719	1,067,724
7.35%, 07/01/2007	48,231	48,400
7.48%, 01/01/2025	1,179,893	1,252,409
Ser. 2002-M1, Class C, 6.17%, 02/25/2016	634,443	645,083

Total Agency Commercial Mortgage-Backed Securities (cost $98,821,720)		98,234,463

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 24.2%
FIXED-RATE 2.1%
FHLMC:
Ser. 2262, Class Z, 7.50%, 10/15/2030	135,342	141,757
Ser. 2367, Class BC, 6.00%, 04/15/2016	50,355	50,327
Ser. H012, Class A2, 2.50%, 11/15/2008	872,444	862,620
FNMA:
Ser. 2002-W4, Class A4, 6.25%, 05/25/2042	3,087,032	3,118,087
Ser. 2002-W5, Class A7, 6.25%, 08/25/2030	5,941,806	5,949,519
GNMA:
Ser. 2002-25, Class B, 6.21%, 03/16/2021	681,175	688,379
Ser. 2002-26, Class C, 6.00%, 02/16/2024	842,305	851,220

		11,661,909

FLOATING-RATE 22.1%
FHLMC:
Ser. 6, Class B, 5.98%, 03/25/2023	817,644	823,802
Ser. 1220, Class A, 5.73%, 02/15/2022	414,854	415,137
Ser. 1370, Class JA, 6.53%, 09/15/2022	311,234	312,458
Ser. 1498, Class I, 6.53%, 04/15/2023	192,967	195,665
Ser. 1533, Class FA, 6.48%, 06/15/2023	67,063	67,704
Ser. 1616, Class FB, 5.26%, 11/15/2008	783,329	781,355
Ser. 1671, Class TA, 5.875%, 02/15/2024	756,495	761,321
Ser. 1687, Class FA, 5.41%, 02/15/2009	3,384,069	3,375,338
Ser. 1699, Class FB, 6.375%, 03/15/2024	1,135,314	1,164,628

1

EVERGREEN U.S. GOVERNMENT FUND SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS continued
FLOATING-RATE continued
FHLMC:
Ser. 1939, Class FB, 6.375%, 04/15/2027	$456,359	$465,390
Ser. 2005-S001, Class 1A2, 5.47%, 09/25/2035	5,279,866	5,332,665
Ser. 2030, Class F, 5.82%, 02/15/2028	971,170	979,017
Ser. 2181, Class PF, 5.72%, 05/15/2029	466,085	469,545
Ser. 2315, Class FD, 5.82%, 04/15/2027	343,267	345,732
Ser. 2334, Class FO, 6.29%, 07/15/2031 ##	13,271,904	13,545,164
Ser. 2380, Class FL, 5.92%, 11/15/2031 ##	15,060,876	15,394,926
Ser. 2388, Class FG, 5.82%, 12/31/2031	773,717	801,788
Ser. 2395, Class FD, 5.92%, 05/15/2029	1,451,418	1,507,065
Ser. 2401, Class FA, 5.97%, 07/15/2029	1,339,895	1,364,755
Ser. 2481, Class FE, 6.32%, 03/15/2032	9,117,481	9,370,674
Ser. 2691, Class FC, 6.02%, 10/15/2033	2,377,556	2,375,630
FNMA:
Ser. 1991, Class F, 6.19%, 05/25/2021	749,757	762,496
Ser. 1991, Class F, 6.64%, 11/25/2021	166,973	171,513
Ser. 1991, Class FA, 6.24%, 04/25/2021	33,630	33,883
Ser. 1993-221, Class FH, 6.44%, 12/25/2008	1,889,926	1,904,280
Ser. 1994, Class F, 5.94%, 02/25/2024	500,485	509,166
Ser. 1997-34, Class F, 5.99%, 10/25/2023	3,319,373	3,398,939
Ser. 1997-49, Class F, 5.84%, 06/17/2027	500,892	505,997
Ser. 1999-49, Class F, 5.72%, 05/25/2018	988,395	995,547
Ser. 2000-32, Class FM, 5.77%, 10/18/2030	506,371	511,315
Ser. 2001-53, Class CF, 5.72%, 10/25/2031	96,803	96,919
Ser. 2002-7, Class FB, 5.72%, 02/25/2028	318,364	322,203
Ser. 2002-13, Class FE, 6.22%, 02/27/2031	1,354,680	1,408,013
Ser. 2002-41, Class F, 5.87%, 07/25/2032	3,688,352	3,743,925
Ser. 2002-67, Class FA, 6.32%, 11/25/2032	7,496,620	7,809,753
Ser. 2002-68, Class FN, 5.77%, 10/18/2032	4,820,162	4,896,417
Ser. 2002-77, Class F, 5.92%, 12/25/2032 ##	7,601,117	7,801,026
Ser. 2002-77, Class FA, 6.32%, 10/18/2030 ##	7,601,173	7,890,778
Ser. 2002-77, Class FG, 5.87%, 12/18/2032	1,615,775	1,635,573
Ser. 2002-W5, Class A27, 5.82%, 11/25/2030	3,569,084	3,618,587
Ser. 2003-11, Class DF, 5.77%, 02/25/2033	2,980,625	3,002,044
Ser. 2003-11, Class FE, 5.82%, 12/25/2033	634,108	634,841
Ser. 2003-24, Class FL, 5.77%, 04/25/2018	3,218,229	3,243,797
Ser. G93, Class FH, 6.49%, 04/25/2023	162,662	167,487
GNMA:
Ser. 1999, Class FA, 5.77%, 11/16/2029	1,191,727	1,199,199
Ser. 1999-40, Class FL, 5.92%, 02/17/2029	235,657	238,483
Ser. 2000-36, Class FG, 5.82%, 11/20/2030	450,145	453,549
Ser. 2001-21, Class FB, 5.72%, 01/16/2027	597,317	601,151
Ser. 2001-22, Class FG, 5.67%, 05/16/2031	1,006,661	1,013,240
Ser. 2002-15, Class F, 5.87%, 02/16/2032	721,302	730,228

		119,150,108

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $130,104,568)		130,812,017

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 75.3%
FIXED-RATE 51.6%
FHLMC:
6.50%, 04/01/2022 – 09/01/2028	1,175,574	1,206,779
7.50%, 05/01/2027 – 08/01/2028	781,719	816,164
8.00%, 08/01/2023 – 11/01/2028	252,199	264,784
9.00%, 01/01/2017	81,295	86,636
9.50%, 09/01/2020	56,339	60,879
10.50%, 12/01/2019	154,873	172,160

2

EVERGREEN U.S. GOVERNMENT FUND SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FIXED-RATE continued
FHLMC 15 year, 5.50%, TBA #	$30,800,000	$30,636,390
FHLMC 30 year:
5.00%, TBA #	14,555,000	13,981,897
5.50%, TBA #	39,300,000	38,685,937
6.00%, TBA #	33,600,000	33,726,000
6.50%, TBA #	56,775,000	57,720,316
FNMA:
4.00%, 10/01/2018 ##	8,836,687	8,288,135
4.12%, 09/01/2010	1,427,477	1,388,114
4.98%, 01/01/2020	1,001,408	977,194
5.12%, 01/01/2016	2,549,323	2,505,474
5.39%, 01/01/2024	3,893,302	3,861,104
5.55%, 09/01/2019 ##	6,956,700	6,955,447
5.70%, 09/01/2017	1,467,535	1,498,055
5.75%, 02/01/2009	1,787,825	1,803,380
6.00%, 02/01/2008	39,887	39,818
6.50%, 01/01/2024	168,261	172,227
7.00%, 11/01/2026 – 02/01/2032	208,181	214,656
7.50%, 07/01/2023 – 06/01/2031	1,779,275	1,857,103
8.00%, 08/01/2020 – 02/01/2030	1,368,594	1,447,111
8.50%, 07/01/2029 – 08/01/2029	69,799	75,026
9.50%, 02/01/2023	47,341	51,216
11.00%, 01/01/2016	60,296	64,773
11.25%, 02/01/2016	94,001	103,005
FNMA 15 year, 6.00%, TBA #	29,750,000	30,084,687
FNMA 30 year:
5.50%, TBA #	20,000,000	19,668,760
6.50%, TBA #	11,190,000	11,375,329
GNMA:
6.00%, 02/15/2009 – 08/20/2034	5,409,647	5,450,398
6.50%, 12/15/2025 – 09/20/2033	704,480	720,962
7.00%, 12/15/2022 – 05/15/2032	598,343	619,075
7.34%, 10/20/2021 – 09/20/2022	598,811	623,470
7.50%, 02/15/2022 – 06/15/2032	567,155	591,796
10.00%, 12/15/2018	70,224	77,733
Ser. 2002-53, Class B, 5.55%, 05/16/2026	832,280	832,550

		278,704,540

FLOATING-RATE 23.7%
FHLMC:
7.68%, 03/25/2036 ##	10,842,780	11,281,587
7.78%, 03/25/2036 ##	29,285,743	30,566,408
FNMA:
5.19%, 10/01/2035	3,412,350	3,336,221
5.59%, 07/01/2032	4,868,890	4,982,511
5.60%, 11/01/2030	710,154	727,135
5.61%, 06/01/2030	2,684,788	2,694,642
5.79%, 11/01/2033	5,826,796	5,931,504
6.08%, 04/01/2029 – 10/01/2041 ##	9,829,643	9,941,710
6.13%, 09/01/2041 ##	10,942,530	11,075,801
6.28%, 06/01/2040 – 01/01/2041 ##	13,748,466	13,965,601
6.48%, 01/01/2011	27,186	27,674
6.97%, 11/01/2018	342,762	346,329
7.12%, 07/01/2025	394,444	411,910
7.16%, 05/01/2030	487,098	508,019

3

EVERGREEN U.S. GOVERNMENT FUND SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE continued
SBA:
5.58%, 08/25/2031	$1,194,361	$1,191,913
5.60%, 09/25/2030 – 11/25/2030	1,793,292	1,787,948
5.625%, 03/25/2027 – 03/25/2035	4,486,991	4,486,642
5.66%, 10/25/2029 – 11/25/2029 ##	16,055,509	16,057,060
5.68%, 10/25/2031 ##	8,530,218	8,543,866

		127,864,481

Total Agency Mortgage-Backed Pass Through Securities (cost $406,902,962)		406,569,021

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH SECURITIES 2.7%
FHLMC, Ser. T-60, Class 1A-1, 6.50%, 03/25/2044	1,311,041	1,331,992
FNMA:
Ser. 2002-T1, Class A3, 7.50%, 11/25/2031	2,769,890	2,896,086
Ser. 2002-T16, Class A1, 6.50%, 07/25/2042	4,440,344	4,522,713
Ser. 2002-W3, Class A5, 7.50%, 01/25/2028	467,554	489,262
Ser. 2002-W8, Class A4, 7.00%, 06/25/2017	1,676,945	1,734,431
Ser. 2003-W1, Class 1A-1, 6.50%, 12/25/2042	1,933,708	1,981,239
Ser. 2004-T1, Class 1A-2, 6.50%, 01/25/2044	1,699,425	1,731,774

Total Agency Reperforming Mortgage-Backed Pass Through Securities (cost $14,987,153)		14,687,497

COMMERCIAL MORTGAGE-BACKED SECURITIES 2.4%
FIXED-RATE 2.4%
Credit Suisse Mtge. Capital Cert., Ser. 2006-9, Class 4A1, 6.00%, 11/25/2036	9,522,411	9,480,131
LB-UBS Comml. Mtge. Trust, Ser. 2000-C4, Class A1, 7.18%, 09/15/2019	57,464	57,477
Prima Capital Securitization, Ltd., Ser. 2006, Class D, 6.29%, 12/28/2048	3,618,000	3,608,412

Total Commercial Mortgage-Backed Securities (cost $13,150,322)		13,146,020

U.S. GOVERNMENT & AGENCY OBLIGATIONS 6.9%
FHLB:
5.31%, 12/11/2007 ##	15,000,000	14,982,750
5.625%, 08/14/2008 ##	18,400,000	18,402,116
FNMA, 7.125%, 03/15/2007	3,856,000	3,864,240

Total U.S. Government & Agency Obligations (cost $37,309,715)		37,249,106

U.S. TREASURY OBLIGATIONS 1.4%
U.S. Treasury Notes, 4.875%, 08/15/2016 ρ (cost $7,465,945)	7,320,000	7,344,024

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 4.4%
FIXED-RATE 4.4%
Countrywide Alternative Loan Trust:
Ser. 2004-1T1, Class A6, 5.75%, 02/25/2034	5,000,000	4,905,800
Ser. 2005-46CB, Class A14, 5.50%, 10/25/2035	10,000,000	9,652,900
Countrywide Home Loans, Inc., Ser. 2006-18, Class 2A5, 6.00%, 12/25/2036	4,050,000	3,975,926
Residential Accredit Loans, Inc., Ser. 2006-QS4, Class A4, 6.00%, 04/25/2036	5,000,000	5,028,250

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $24,031,522)		23,562,876

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE OBLIGATIONS 2.0%
FIXED-RATE 2.0%
Countrywide Alternative Loan Trust, Ser. 2004-2CB, Class M, 5.67%, 03/25/2034
(cost $11,265,639)	11,299,183	11,007,551

YANKEE OBLIGATIONS – CORPORATE 0.8%
FINANCIALS 0.8%
Diversified Financial Services 0.8%
Preferred Term Securities, Ltd., FRN, 7.47%, 04/03/2032 144A (cost $4,034,289)	3,990,000	4,001,491

4

EVERGREEN U.S. GOVERNMENT FUND SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)
	Principal Amount	Value

SHORT-TERM INVESTMENTS 2.9%
REPURCHASE AGREEMENT 1.4%
Bank of America Corp., 5.33%, dated 01/31/2007, maturing 02/01/2007, maturity value $7,618,011 * ρρ	$7,616,883	$7,616,883

	Shares	Value

MUTUAL FUND SHARES 1.5%
Evergreen Institutional U.S. Government Money Market Fund, Class I, 5.03% q ø ##	8,244,255	8,244,255

Total Short-Term Investments (cost $15,861,138)		15,861,138

Total Investments (cost $763,934,973) 141.2%		762,475,204
Other Assets and Liabilities (41.2%)		(222,380,305)

Net Assets 100.0%		$540,094,899

##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
#	When-issued or delayed delivery security
ρ	All or a portion of this security is on loan.
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

*	Collateralized by U.S. Government Agency Obligations at period end.
ρρ	Represents investment of cash collateral received from securities on loan.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

Summary of Abbreviations
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
SBA	Small Business Administration
TBA	To Be Announced

At January 31, 2007, the Fund had the following open total return swap agreements:

Expiration	National Amount	Swap Description	Counterparty	Unrealized Gain (Loss)

05/01/2007	$10,000,000	Agreement dated 11/07/2007 to receive 30 basis points and to receive the positive spread return or pay the negative spread return on the Lehman Brothers CMBS AAA 8.5+yr Index which are multiplied by the notional amount. ☐	Lehman Brothers Holdings, Inc.	$(3,900)
08/01/2007	10,000,000	Agreement dated 01/26/2007 to receive 7.5 basis points and to receive the positive spread return or pay the negative spread return on the Lehman Brothers CMBS AAA 8.5+yr Index which are multiplied by the notional amount. ☐	Lehman Brothers Holdings, Inc.	1,158

On January 31, 2007, the aggregate cost of securities for federal income tax purposes was $764,003,213. The gross unrealized appreciation and depreciation on securities based on tax cost was $2,441,436 and $3,969,445, respectively, with a net unrealized depreciation of $1,528,009.

5

Item 2 - Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)	Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Fixed Income Trust

By: /s/ Dennis H. Ferro
        Dennis H. Ferro,
        Principal Executive Officer

Date: March 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dennis H. Ferro
        Dennis H. Ferro,
        Principal Executive Officer

Date: March 30, 2007

By: /s/ Kasey Phillips
        Kasey Phillips
        Principal Financial Officer

Date: March 30, 2007